AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 73.4%
Affiliated Mutual Funds — 12.5%
Domestic Equity — 1.8%
AST ClearBridge Dividend Growth Portfolio*	389,258	$12,884,444
AST Small-Cap Growth Portfolio*	141,857	10,955,586
AST Small-Cap Value Portfolio*	281,491	11,102,004
AST T. Rowe Price Natural Resources Portfolio	320,286	10,236,333
		45,178,367
Fixed Income — 8.1%
AST High Yield Portfolio*	915,528	11,270,154
AST PGIM Fixed Income Central Portfolio*	18,233,046	195,275,927
		206,546,081
International Equity — 0.0%
AST Emerging Markets Equity Portfolio*	9,494	89,055
International Fixed Income — 2.6%
AST Global Bond Portfolio*	5,927,308	67,037,855

Total Affiliated Mutual Funds (cost $300,300,503)(wa)		318,851,358
Common Stocks — 35.9%
Aerospace & Defense — 0.6%
Airbus SE (France)	6,234	1,148,482
Airbus SE (France), ADR	4,187	193,272
BAE Systems PLC (United Kingdom)	64,632	1,101,680
Boeing Co. (The)*	3,500	675,465
Curtiss-Wright Corp.	2,800	716,632
Dassault Aviation SA (France)	256	56,364
General Dynamics Corp.	700	197,743
Howmet Aerospace, Inc.	18,943	1,296,270
Kongsberg Gruppen ASA (Norway)	8,835	610,038
L3Harris Technologies, Inc.	3,400	724,540
Melrose Industries PLC (United Kingdom)	26,339	223,642
MTU Aero Engines AG (Germany)	2,020	512,325
Northrop Grumman Corp.	4,090	1,957,719
Rheinmetall AG (Germany)	1,455	818,323
Rolls-Royce Holdings PLC (United Kingdom)*	333,791	1,795,918
Saab AB (Sweden) (Class B Stock)	3,520	313,114
Safran SA (France)	11,740	2,658,778
Singapore Technologies Engineering Ltd. (Singapore)	56,600	168,515
Thales SA (France)	2,424	413,245
Woodward, Inc.	700	107,884
		15,689,949
Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	12,909	556,344
FedEx Corp.	3,800	1,101,012
Nippon Express Holdings, Inc. (Japan)	1,300	66,359
Sankyu, Inc. (Japan)	7,300	251,251
	Shares	Value

Common Stocks (continued)
Air Freight & Logistics (cont’d.)
Yamato Holdings Co. Ltd. (Japan)	6,900	$99,309
		2,074,275
Automobile Components — 0.1%
Aptiv PLC*	3,600	286,740
Cie Generale des Etablissements Michelin SCA (France)	42,044	1,611,268
Denso Corp. (Japan)	37,600	720,103
Koito Manufacturing Co. Ltd. (Japan)	18,000	242,633
Sumitomo Electric Industries Ltd. (Japan)	17,400	269,619
		3,130,363
Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	8,128	937,799
BYD Co. Ltd. (China) (Class H Stock)	26,002	665,783
Ferrari NV (Italy)	7,012	3,057,481
Ford Motor Co.	66,500	883,120
General Motors Co.	11,700	530,595
Honda Motor Co. Ltd. (Japan)	37,800	467,725
Kia Corp. (South Korea)	1,754	145,774
Mahindra & Mahindra Ltd. (India)	33,041	763,292
Mazda Motor Corp. (Japan)	35,900	416,067
Mercedes-Benz Group AG (Germany)	12,235	974,358
Nissan Motor Co. Ltd. (Japan)	18,700	74,098
Stellantis NV	55,248	1,569,543
Subaru Corp. (Japan)	31,300	708,878
Tesla, Inc.*	12,500	2,197,375
Toyota Motor Corp. (Japan)	144,400	3,649,706
Volkswagen AG (Germany)	507	77,448
Volvo Car AB (Sweden) (Class B Stock)*	99,077	375,104
		17,494,146
Banks — 2.0%
ABN AMRO Bank NV (Netherlands), 144A, CVA	61,474	1,051,958
AIB Group PLC (Ireland)	32,196	163,441
ANZ Group Holdings Ltd. (Australia)	43,398	831,771
Banca Monte dei Paschi di Siena SpA (Italy)*	31,099	141,043
Banco Bilbao Vizcaya Argentaria SA (Spain)	153,924	1,833,004
Banco BPM SpA (Italy)	4,890	32,534
Banco Santander SA (Spain)	323,800	1,581,579
Bangkok Bank PCL (Thailand)	57,000	217,318
Bank Central Asia Tbk PT (Indonesia)	1,521,612	967,651
Bank Mandiri Persero Tbk PT (Indonesia)	1,041,858	474,038
Bank of America Corp.	75,107	2,848,057
Bank of China Ltd. (China) (Class H Stock)	353,000	144,734
Bank of Ireland Group PLC (Ireland)	23,308	237,860
Bank of the Philippine Islands (Philippines)	900	1,892
Barclays PLC (United Kingdom)	286,807	664,718
A1

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
BDO Unibank, Inc. (Philippines)	1,095	$3,008
BNP Paribas SA (France)	21,910	1,559,880
BOC Hong Kong Holdings Ltd. (China)	178,500	478,610
CaixaBank SA (Spain)	103,901	504,188
China Construction Bank Corp. (China) (Class H Stock)	689,000	415,793
Citigroup, Inc.	4,110	259,916
Citizens Financial Group, Inc.	18,000	653,220
Commerzbank AG (Germany)	17,112	235,191
Commonwealth Bank of Australia (Australia)	20,941	1,642,601
Credicorp Ltd. (Peru)	2,288	387,656
Credit Agricole SA (France)	39,603	590,795
Danske Bank A/S (Denmark)	30,706	921,684
DBS Group Holdings Ltd. (Singapore)	45,400	1,211,627
DNB Bank ASA (Norway)	10,841	215,492
East West Bancorp, Inc.	4,091	323,639
Emirates NBD Bank PJSC (United Arab Emirates)	29,845	140,630
Erste Group Bank AG (Austria)	21,802	971,665
FinecoBank Banca Fineco SpA (Italy)	2,484	37,202
Hana Financial Group, Inc. (South Korea)	2,815	123,235
Hang Seng Bank Ltd. (Hong Kong)	10,000	109,617
HSBC Holdings PLC (United Kingdom)	268,533	2,099,076
IndusInd Bank Ltd. (India)	7,554	141,226
ING Groep NV (Netherlands)	62,123	1,022,749
Intesa Sanpaolo SpA (Italy)	453,675	1,647,084
JPMorgan Chase & Co.	20,376	4,081,313
KB Financial Group, Inc. (South Korea)	6,892	360,159
KBC Group NV (Belgium)	1,013	75,947
Lloyds Banking Group PLC (United Kingdom)	605,114	395,743
Mediobanca Banca di Credito Finanziario SpA (Italy)	2,234	33,290
Metropolitan Bank & Trust Co. (Philippines)	832	966
Mitsubishi UFJ Financial Group, Inc. (Japan)	195,700	1,991,072
Mizuho Financial Group, Inc. (Japan)	15,400	304,540
National Australia Bank Ltd. (Australia)	64,382	1,457,743
National Bank of Greece SA (Greece)*	30,125	235,645
NatWest Group PLC (United Kingdom)	84,238	282,142
Nedbank Group Ltd. (South Africa)	17,750	214,146
Nordea Bank Abp (Finland)	81,686	923,435
NU Holdings Ltd. (Brazil) (Class A Stock)*	141,282	1,685,494
OTP Bank Nyrt (Hungary)	2,664	122,631
Oversea-Chinese Banking Corp. Ltd. (Singapore)	74,400	743,395
Pinnacle Financial Partners, Inc.(a)	1,558	133,801
PNC Financial Services Group, Inc. (The)	3,446	556,874
Popular, Inc. (Puerto Rico)	4,000	352,360
Sberbank of Russia PJSC (Russia)^	151,076	—
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	36,200	490,421
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Societe Generale SA (France)	2,986	$80,004
Sumitomo Mitsui Financial Group, Inc. (Japan)	8,600	502,865
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	2,400	51,712
Svenska Handelsbanken AB (Sweden) (Class A Stock)	30,866	312,055
Swedbank AB (Sweden) (Class A Stock)(a)	21,956	435,777
Truist Financial Corp.	26,620	1,037,648
U.S. Bancorp	17,980	803,706
UniCredit SpA (Italy)	66,227	2,515,255
United Overseas Bank Ltd. (Singapore)	24,400	530,457
Wells Fargo & Co.	55,194	3,199,044
Westpac Banking Corp. (Australia)	58,281	991,253
		51,788,275
Beverages — 0.3%
Ambev SA (Brazil)	74,900	186,974
Anheuser-Busch InBev SA/NV (Belgium)	5,508	335,294
Asahi Group Holdings Ltd. (Japan)	9,300	341,495
Carlsberg A/S (Denmark) (Class B Stock)	2,613	357,838
Coca-Cola Co. (The)	30,800	1,884,344
Coca-Cola Europacific Partners PLC (United Kingdom)	3,400	237,830
Coca-Cola HBC AG (Italy)*	12,033	380,246
Diageo PLC (United Kingdom)	24,437	904,223
Heineken Holding NV (Netherlands)	1,430	115,407
Keurig Dr. Pepper, Inc.	25,600	785,152
Kirin Holdings Co. Ltd. (Japan)	33,300	463,080
PepsiCo, Inc.	3,866	676,589
Pernod Ricard SA (France)	891	144,239
Treasury Wine Estates Ltd. (Australia)	8,292	67,261
Varun Beverages Ltd. (India)	25,593	430,129
		7,310,101
Biotechnology — 0.4%
AbbVie, Inc.	21,853	3,979,431
Amgen, Inc.	4,276	1,215,752
Biogen, Inc.*	1,043	224,902
BioMarin Pharmaceutical, Inc.*	2,500	218,350
CSL Ltd.	7,180	1,347,166
Genmab A/S (Denmark)*	660	197,887
Incyte Corp.*	11,300	643,761
Natera, Inc.*	1,300	118,898
Regeneron Pharmaceuticals, Inc.*	1,130	1,087,614
Swedish Orphan Biovitrum AB (Sweden)*	7,077	176,642
United Therapeutics Corp.*	2,600	597,272
Vertex Pharmaceuticals, Inc.*	1,970	823,480
		10,631,155
Broadline Retail — 0.8%
Alibaba Group Holding Ltd. (China)	49,500	447,620
Amazon.com, Inc.*	75,533	13,624,643

A2

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Broadline Retail (cont’d.)
B&M European Value Retail SA (United Kingdom)	56,069	$386,531
Dollarama, Inc. (Canada)	6,240	475,365
eBay, Inc.	5,000	263,900
MercadoLibre, Inc. (Brazil)*	1,130	1,708,515
Next PLC (United Kingdom)	9,450	1,101,534
Pan Pacific International Holdings Corp. (Japan)	5,000	132,509
PDD Holdings, Inc. (China), ADR*	6,772	787,245
Prosus NV (China)*	28,859	903,298
Rakuten Group, Inc. (Japan)*	27,000	153,255
Wesfarmers Ltd. (Australia)	18,417	820,935
		20,805,350
Building Products — 0.2%
AGC, Inc. (Japan)	7,400	268,489
Armstrong World Industries, Inc.	1,800	223,596
Assa Abloy AB (Sweden) (Class B Stock)	13,266	380,712
AZEK Co., Inc. (The)*	20,876	1,048,393
Carrier Global Corp.	9,388	545,724
Cie de Saint-Gobain SA (France)	18,876	1,465,038
Daikin Industries Ltd. (Japan)	600	81,924
Johnson Controls International PLC	796	51,995
Kingspan Group PLC (Ireland)	754	68,672
Masco Corp.	1,000	78,880
Owens Corning	4,500	750,600
ROCKWOOL A/S (Denmark) (Class B Stock)	629	206,957
Trane Technologies PLC	2,162	649,032
		5,820,012
Capital Markets — 0.8%
3i Group PLC (United Kingdom)	36,438	1,291,997
abrdn PLC (United Kingdom)	29,612	52,750
Ameriprise Financial, Inc.	1,961	859,781
Amundi SA (France), 144A	4,229	290,477
Bank of New York Mellon Corp. (The)	14,900	858,538
BlackRock, Inc.	1,500	1,250,550
Brookfield Corp. (Canada)	12,652	529,412
Deutsche Bank AG (Germany)	57,357	903,388
Deutsche Boerse AG (Germany)	3,597	736,630
Evercore, Inc. (Class A Stock)	1,100	211,849
Goldman Sachs Group, Inc. (The)	3,939	1,645,281
Hargreaves Lansdown PLC (United Kingdom)	19,584	181,760
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	21,685	631,863
Houlihan Lokey, Inc.	1,032	132,292
IG Group Holdings PLC (United Kingdom)	34,249	316,005
Intercontinental Exchange, Inc.	5,000	687,150
Janus Henderson Group PLC	14,500	476,905
Japan Exchange Group, Inc. (Japan)	2,300	62,297
Julius Baer Group Ltd. (Switzerland)	3,563	206,648
London Stock Exchange Group PLC (United Kingdom)	880	105,296
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
Macquarie Group Ltd. (Australia)	5,652	$735,199
Moody’s Corp.(a)	554	217,739
Morgan Stanley(a)	8,846	832,939
MSCI, Inc.	1,400	784,630
Nomura Holdings, Inc. (Japan)	9,400	60,165
Partners Group Holding AG (Switzerland)	79	112,850
Raymond James Financial, Inc.	5,900	757,678
S&P Global, Inc.	3,000	1,276,350
St. James’s Place PLC (United Kingdom)	30,158	176,927
T. Rowe Price Group, Inc.	4,500	548,640
UBS Group AG (Switzerland)	74,280	2,287,150
Virtu Financial, Inc. (Class A Stock)	3,600	73,872
XP, Inc. (Brazil) (Class A Stock)	10,588	271,688
		19,566,696
Chemicals — 0.4%
Air Liquide SA (France)	5,761	1,198,569
Akzo Nobel NV (Netherlands)	6,524	487,457
BASF SE (Germany)	2,116	120,917
Dow, Inc.	8,600	498,198
Ecolab, Inc.	2,200	507,980
Givaudan SA (Switzerland)	78	347,236
ICL Group Ltd. (Israel)	29,523	156,467
Linde PLC	3,900	1,810,848
Mitsubishi Chemical Group Corp. (Japan)	17,600	107,259
Mosaic Co. (The)	3,900	126,594
Nippon Sanso Holdings Corp. (Japan)	7,100	222,768
Nitto Denko Corp. (Japan)	7,800	713,247
Nutrien Ltd. (Canada)	5,681	308,637
Orica Ltd. (Australia)	20,103	239,112
PPG Industries, Inc.	9,329	1,351,772
Sherwin-Williams Co. (The)	2,200	764,126
Shin-Etsu Chemical Co. Ltd. (Japan)	20,100	881,625
Sika AG (Switzerland)	401	119,318
Solvay SA (Belgium)	6,339	173,002
Syensqo SA (Belgium)*	1,793	169,897
Yara International ASA (Brazil)	4,750	150,618
		10,455,647
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	105,923	1,114,745
Dai Nippon Printing Co. Ltd. (Japan)	1,700	52,064
Pluxee NV (Netherlands)*	5,043	149,073
Republic Services, Inc.	894	171,147
Serco Group PLC (United Kingdom)	107,146	256,538
Vestis Corp.	8,600	165,722
Waste Management, Inc.	4,500	959,175
		2,868,464
Communications Equipment — 0.1%
Arista Networks, Inc.*	3,600	1,043,928
Cisco Systems, Inc.	38,018	1,897,478
Nokia OYJ (Finland)	140,608	498,891
		3,440,297

A3

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	8,758	$366,771
Eiffage SA (France)	7,593	861,746
Ferrovial SE	3,478	137,701
Kajima Corp. (Japan)	6,400	131,358
Quanta Services, Inc.	663	172,247
Skanska AB (Sweden) (Class B Stock)	7,801	138,925
Taisei Corp. (Japan)	5,700	207,760
Vinci SA (France)	14,583	1,871,417
		3,887,925
Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	47,000	97,462
Cemex SAB de CV (Mexico), UTS*	206,925	186,512
CRH PLC	12,293	1,061,009
Heidelberg Materials AG (Germany)	10,292	1,132,957
Holcim AG*	12,044	1,091,148
James Hardie Industries PLC, CDI*	38,976	1,566,579
Martin Marietta Materials, Inc.(a)	495	303,900
Vulcan Materials Co.	6,067	1,655,806
		7,095,373
Consumer Finance — 0.1%
Ally Financial, Inc.	14,575	591,599
American Express Co.	5,155	1,173,742
Synchrony Financial	7,800	336,336
		2,101,677
Consumer Staples Distribution & Retail — 0.4%
Carrefour SA (France)	24,849	426,268
Coles Group Ltd. (Australia)	37,205	410,714
Costco Wholesale Corp.	2,177	1,594,936
Dino Polska SA (Poland), 144A*	2,475	240,105
Dollar Tree, Inc.*	4,600	612,490
Endeavour Group Ltd. (Australia)	15,240	54,718
J Sainsbury PLC (United Kingdom)	23,618	80,642
Kesko OYJ (Finland) (Class B Stock)	7,935	148,337
Koninklijke Ahold Delhaize NV (Netherlands)	24,833	743,048
Loblaw Cos. Ltd. (Canada)	2,547	282,238
Performance Food Group Co.*	2,793	208,470
Sugi Holdings Co. Ltd. (Japan)	15,600	266,411
Target Corp.	7,300	1,293,633
Tesco PLC (United Kingdom)	400,487	1,500,013
Wal-Mart de Mexico SAB de CV (Mexico)	53,081	213,698
Walmart, Inc.	27,040	1,626,997
Woolworths Group Ltd. (Australia)	4,390	94,895
		9,797,613
Containers & Packaging — 0.0%
Avery Dennison Corp.	682	152,256
Crown Holdings, Inc.	5,479	434,266
Smurfit Kappa Group PLC (Ireland)	8,094	369,053
	Shares	Value

Common Stocks (continued)
Containers & Packaging (cont’d.)
Transcontinental, Inc. (Canada) (Class A Stock)	10,564	$114,722
		1,070,297
Diversified Consumer Services — 0.0%
Service Corp. International	3,777	280,291
Diversified REITs — 0.4%
Broadstone Net Lease, Inc.(a)	151,268	2,370,369
Essential Properties Realty Trust, Inc.	237,854	6,341,188
GPT Group (The) (Australia)	115,286	343,093
KDX Realty Investment Corp. (Japan)	550	584,591
Nomura Real Estate Master Fund, Inc. (Japan)	110	108,772
Stockland (Australia)	143,213	452,535
		10,200,548
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	89,897	1,582,187
BT Group PLC (United Kingdom)	241,667	334,458
Deutsche Telekom AG (Germany)	51,608	1,252,759
Hellenic Telecommunications Organization SA (Greece)	16,450	242,543
HKT Trust & HKT Ltd. (Hong Kong), UTS	107,000	124,846
Koninklijke KPN NV (Netherlands)	152,159	569,137
Nippon Telegraph & Telephone Corp. (Japan)	469,200	558,866
Orange SA (France)	22,880	269,069
Proximus SADP (Belgium)	45,468	367,712
Swisscom AG (Switzerland)	96	58,757
Telefonica SA (Spain)	24,629	108,768
Telkom Indonesia Persero Tbk PT (Indonesia)	1,585,900	348,812
Verizon Communications, Inc.	32,591	1,367,518
		7,185,432
Electric Utilities — 0.4%
BKW AG (Switzerland)	692	106,336
Chubu Electric Power Co., Inc. (Japan)	37,800	494,278
CLP Holdings Ltd. (Hong Kong)	17,000	135,596
Constellation Energy Corp.	2,163	399,831
Duke Energy Corp.	2,500	241,775
Endesa SA (Spain)	22,227	412,121
Enel SpA (Italy)	243,911	1,610,178
Iberdrola SA (Spain)	164,387	2,041,745
Kansai Electric Power Co., Inc. (The) (Japan)	38,400	547,922
Manila Electric Co. (Philippines)	132	838
NextEra Energy, Inc.	22,312	1,425,960
NRG Energy, Inc.	3,400	230,146
PG&E Corp.	93,484	1,566,792
Power Grid Corp. of India Ltd. (India)	143,887	477,621
Terna - Rete Elettrica Nazionale (Italy)	25,876	213,883
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	77,400	470,447
Verbund AG (Austria)	1,159	84,677

A4

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Electric Utilities (cont’d.)
Xcel Energy, Inc.	14,400	$774,000
		11,234,146
Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	35,102	1,628,392
AMETEK, Inc.	940	171,926
Eaton Corp. PLC	8,556	2,675,290
Emerson Electric Co.	1,700	192,814
Legrand SA (France)	6,271	664,078
Mitsubishi Electric Corp. (Japan)	60,300	1,009,359
Nidec Corp. (Japan)	10,300	427,133
nVent Electric PLC	1,926	145,221
Prysmian SpA (Italy)	4,163	217,117
Schneider Electric SE	18,635	4,212,934
Vertiv Holdings Co. (Class A Stock)	12,500	1,020,875
		12,365,139
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	1,200	138,420
Avnet, Inc.	1,500	74,370
Azbil Corp. (Japan)	3,600	99,597
CDW Corp.	656	167,792
Halma PLC (United Kingdom)	2,992	89,342
Hexagon AB (Sweden) (Class B Stock)	15,137	178,933
Hon Hai Precision Industry Co. Ltd. (Taiwan)	181,000	879,127
Keyence Corp. (Japan)	4,648	2,157,885
Murata Manufacturing Co. Ltd. (Japan)	9,800	183,284
Shimadzu Corp. (Japan)	15,600	434,524
TD SYNNEX Corp.	6,100	689,910
TDK Corp. (Japan)	5,600	275,005
Yokogawa Electric Corp. (Japan)	11,600	267,141
		5,635,330
Energy Equipment & Services — 0.1%
Baker Hughes Co.	36,410	1,219,735
Halliburton Co.	4,306	169,743
Schlumberger NV	11,700	641,277
		2,030,755
Entertainment — 0.3%
Bollore SE (France)	31,240	208,720
Capcom Co. Ltd. (Japan)	12,600	236,050
Electronic Arts, Inc.	5,300	703,151
Kingsoft Corp. Ltd. (China)	40,800	125,922
Konami Group Corp. (Japan)	6,200	422,338
NetEase, Inc. (China), ADR	5,615	580,984
Netflix, Inc.*	3,455	2,098,325
Nintendo Co. Ltd. (Japan)	18,800	1,025,815
Sea Ltd. (Singapore), ADR*	6,500	349,115
Walt Disney Co. (The)	13,800	1,688,568
Warner Bros Discovery, Inc.*	34,100	297,693
		7,736,681
Financial Services — 0.7%
Adyen NV (Netherlands), 144A*	615	1,038,819
Apollo Global Management, Inc.	2,665	299,679
	Shares	Value

Common Stocks (continued)
Financial Services (cont’d.)
Berkshire Hathaway, Inc. (Class B Stock)*	8,200	$3,448,264
Block, Inc.*	10,300	871,174
Corebridge Financial, Inc.(a)	2,600	74,698
Corpay, Inc.*	1,275	393,388
EXOR NV (Netherlands)	4,352	484,318
Groupe Bruxelles Lambert NV (Belgium)	4,922	372,094
Industrivarden AB (Sweden) (Class A Stock)	2,167	74,523
Industrivarden AB (Sweden) (Class C Stock)	2,250	77,370
Investor AB (Sweden) (Class B Stock)	37,505	941,163
M&G PLC (United Kingdom)	39,313	109,421
Mastercard, Inc. (Class A Stock)	7,675	3,696,050
ORIX Corp. (Japan)	26,600	581,789
PayPal Holdings, Inc.*	15,700	1,051,743
Visa, Inc. (Class A Stock)(a)	13,389	3,736,602
Wise PLC (United Kingdom) (Class A Stock)*	17,623	206,002
		17,457,097
Food Products — 0.5%
Archer-Daniels-Midland Co.	10,700	672,067
Associated British Foods PLC (United Kingdom)	10,570	333,493
AVI Ltd. (South Africa)	33,443	161,280
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	7	83,782
Danone SA (France)	4,236	273,836
Darling Ingredients, Inc.*(a)	3,349	155,762
Ezaki Glico Co. Ltd. (Japan)	9,600	267,958
Freshpet, Inc.*	6,000	695,160
Gruma SAB de CV (Mexico) (Class B Stock)	13,387	250,338
Hershey Co. (The)	323	62,823
Hormel Foods Corp.	5,600	195,384
Ingredion, Inc.	1,200	140,220
Lamb Weston Holdings, Inc.	1,302	138,702
MEIJI Holdings Co. Ltd. (Japan)	5,000	109,163
Mondelez International, Inc. (Class A Stock)	14,580	1,020,600
Mowi ASA (Norway)	18,728	344,009
Nestle SA	53,209	5,653,454
Orkla ASA (Norway)	14,447	102,035
Pilgrim’s Pride Corp.*	7,500	257,400
Universal Robina Corp. (Philippines)	413	774
WH Group Ltd. (Hong Kong), 144A	953,500	629,387
Wilmar International Ltd. (China)	182,500	463,573
		12,011,200
Gas Utilities — 0.0%
Enagas SA (Spain)	9,300	138,159
Osaka Gas Co. Ltd. (Japan)	6,000	134,976
Tokyo Gas Co. Ltd. (Japan)	23,800	541,041
		814,176

A5

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Ground Transportation — 0.3%
Canadian National Railway Co. (Canada)	4,576	$602,705
Central Japan Railway Co. (Japan)	26,200	650,686
CSX Corp.	48,912	1,813,168
Hankyu Hanshin Holdings, Inc. (Japan)	7,100	203,708
Keisei Electric Railway Co. Ltd. (Japan)	3,200	130,128
Odakyu Electric Railway Co. Ltd. (Japan)	21,900	301,888
Saia, Inc.*	1,100	643,500
TFI International, Inc. (Canada)(a)	1,961	312,701
Uber Technologies, Inc.*	17,000	1,308,830
Union Pacific Corp.	1,992	489,892
		6,457,206
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories	13,353	1,517,702
Alcon, Inc. (Switzerland)	5,687	470,380
Becton, Dickinson & Co.	4,000	989,800
Boston Scientific Corp.*	16,100	1,102,689
Cochlear Ltd. (Australia)	2,484	546,309
Demant A/S (Denmark)*	13,955	693,610
EssilorLuxottica SA (France)	1,964	444,280
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	20,839	319,267
Getinge AB (Sweden) (Class B Stock)	10,529	211,769
Hologic, Inc.*	8,900	693,844
Hoya Corp. (Japan)	4,800	600,340
IDEXX Laboratories, Inc.*	300	161,979
Intuitive Surgical, Inc.*	4,854	1,937,183
Koninklijke Philips NV (Netherlands)*	3,964	79,335
Medtronic PLC(a)	12,698	1,106,631
Olympus Corp. (Japan)	13,400	192,938
Sonova Holding AG (Switzerland)	1,335	386,607
Stryker Corp.	2,259	808,428
Terumo Corp. (Japan)	18,400	336,695
		12,599,786
Health Care Providers & Services — 0.4%
Apollo Hospitals Enterprise Ltd. (India)	5,982	456,651
Cardinal Health, Inc.	7,900	884,010
Centene Corp.*	17,993	1,412,091
Cigna Group (The)(a)	2,168	787,396
Elevance Health, Inc.	2,200	1,140,788
Encompass Health Corp.	1,400	115,612
Fresenius Medical Care AG (Germany)	13,433	516,159
Fresenius SE & Co. KGaA (Germany)	14,572	392,960
Laboratory Corp. of America Holdings	3,300	720,918
Max Healthcare Institute Ltd. (India)	17,884	176,379
McKesson Corp.	200	107,370
Molina Healthcare, Inc.*	685	281,419
Odontoprev SA (Brazil)	56,700	138,601
Ramsay Health Care Ltd. (Australia)	4,850	178,548
UnitedHealth Group, Inc.	8,133	4,023,395
		11,332,297
Health Care REITs — 0.9%
American Healthcare REIT, Inc.(a)	210,974	3,111,867
	Shares	Value

Common Stocks (continued)
Health Care REITs (cont’d.)
CareTrust REIT, Inc.	178,684	$4,354,529
Community Healthcare Trust, Inc.	92,248	2,449,184
Healthpeak Properties, Inc.	4,300	80,625
Ventas, Inc.	33,071	1,439,911
Welltower, Inc.	122,585	11,454,343
		22,890,459
Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	2,700	625,563
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.(a)	293,880	6,077,438
Park Hotels & Resorts, Inc.	33,000	577,170
		6,654,608
Hotels, Restaurants & Leisure — 0.6%
Accor SA (France)	12,651	590,630
Amadeus IT Group SA (Spain)	7,703	494,507
Aristocrat Leisure Ltd. (Australia)	32,613	913,194
Chipotle Mexican Grill, Inc.*	370	1,075,505
Compass Group PLC (United Kingdom)	63,649	1,866,994
Darden Restaurants, Inc.	924	154,447
Evolution AB (Sweden), 144A	1,322	164,198
Expedia Group, Inc.*	1,400	192,850
Flutter Entertainment PLC (United Kingdom)*	1,282	255,546
Genting Singapore Ltd. (Singapore)	386,100	253,219
Hilton Worldwide Holdings, Inc.	5,200	1,109,212
InterContinental Hotels Group PLC (United Kingdom)	3,702	384,682
J D Wetherspoon PLC (United Kingdom)*	16,507	152,980
Jollibee Foods Corp. (Philippines)	205	921
La Francaise des Jeux SAEM (France), 144A	11,769	479,677
Marriott International, Inc. (Class A Stock)(a)	6,903	1,741,696
McDonald’s Corp.	12,465	3,514,507
Oriental Land Co. Ltd. (Japan)	18,300	586,253
Sodexo SA (France)	5,892	505,082
Starbucks Corp.	900	82,251
Whitbread PLC (United Kingdom)	23,577	985,706
		15,504,057
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	45,897	275,478
Berkeley Group Holdings PLC (United Kingdom)	6,218	373,580
Lennar Corp. (Class A Stock)	6,055	1,041,339
Midea Group Co. Ltd. (China) (Class A Stock)	14,100	125,447
Panasonic Holdings Corp. (Japan)	28,700	273,906
Persimmon PLC (United Kingdom)	15,329	254,162
SEB SA (France)	420	53,736
Sony Group Corp. (Japan)	18,800	1,612,114
Taylor Wimpey PLC (United Kingdom)	217,138	375,404

A6

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Household Durables (cont’d.)
Toll Brothers, Inc.(a)	2,171	$280,862
		4,666,028
Household Products — 0.2%
Colgate-Palmolive Co.	12,400	1,116,620
Essity AB (Sweden) (Class B Stock)	28,345	673,311
Henkel AG & Co. KGaA (Germany)	1,989	143,314
Procter & Gamble Co. (The)	12,872	2,088,482
Reckitt Benckiser Group PLC (United Kingdom)	14,858	846,981
Spectrum Brands Holdings, Inc.	1,600	142,416
		5,011,124
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	40,000	717,200
RWE AG (Germany)	10,260	348,709
Vistra Corp.	5,196	361,901
		1,427,810
Industrial Conglomerates — 0.4%
3M Co.	9,400	997,058
Aboitiz Equity Ventures, Inc. (Philippines)	792	660
Ayala Corp. (Philippines)	116	1,320
CK Hutchison Holdings Ltd. (United Kingdom)	52,500	252,664
DCC PLC (United Kingdom)	6,769	492,486
General Electric Co.	10,585	1,857,985
Hikari Tsushin, Inc. (Japan)	1,500	282,107
Hitachi Ltd. (Japan)	21,200	1,937,266
JG Summit Holdings, Inc. (Philippines)	1,224	793
Keppel Ltd. (Singapore)	24,300	132,047
Lifco AB (Sweden) (Class B Stock)	10,067	262,893
Siemens AG (Germany)	13,808	2,636,484
SM Investments Corp. (Philippines)	111	1,921
Smiths Group PLC (United Kingdom)	10,979	227,578
		9,083,262
Industrial REITs — 1.1%
Americold Realty Trust, Inc.	13,022	324,508
First Industrial Realty Trust, Inc.	48,311	2,538,260
Goodman Group (Australia)	44,694	984,489
Prologis, Inc.(a)	156,928	20,435,164
STAG Industrial, Inc.(a)	100,386	3,858,838
Warehouses De Pauw CVA (Belgium)	7,452	212,492
		28,353,751
Insurance — 1.1%
Admiral Group PLC (United Kingdom)	2,198	78,771
Ageas SA/NV (Belgium)	11,521	533,717
AIA Group Ltd. (Hong Kong)	124,800	839,476
Allianz SE (Germany)	6,218	1,863,642
Allstate Corp. (The)	5,200	899,652
American International Group, Inc.	1,900	148,523
Aon PLC (Class A Stock)	1,400	467,208
Assicurazioni Generali SpA (Italy)	8,361	211,646
Assurant, Inc.	3,600	677,664
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
AUB Group Ltd. (Australia)	6,009	$116,451
Aviva PLC (United Kingdom)	62,896	394,653
AXA SA (France)	46,688	1,753,405
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	140,600	246,658
Chubb Ltd.	4,902	1,270,255
Dai-ichi Life Holdings, Inc. (Japan)	21,800	555,999
DB Insurance Co. Ltd. (South Korea)	3,934	281,404
Fairfax Financial Holdings Ltd. (Canada)	447	481,831
Hannover Rueck SE (Germany)	1,160	317,639
iA Financial Corp., Inc. (Canada)	2,978	185,005
Insurance Australia Group Ltd. (Australia)	27,365	114,149
Japan Post Holdings Co. Ltd. (Japan)	70,000	705,259
Japan Post Insurance Co. Ltd. (Japan)	11,600	221,736
Legal & General Group PLC (United Kingdom)	55,814	179,312
Loews Corp.	5,200	407,108
Manulife Financial Corp. (Canada)	30,317	757,170
Markel Group, Inc.*	162	246,480
Marsh & McLennan Cos., Inc.	8,089	1,666,172
Medibank Private Ltd. (Australia)	210,861	516,636
MetLife, Inc.	13,000	963,430
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	2,991	1,460,029
NN Group NV (Netherlands)	1,867	86,190
Phoenix Group Holdings PLC (United Kingdom)	20,600	143,839
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	70,500	299,321
Poste Italiane SpA (Italy), 144A	39,498	494,681
Progressive Corp. (The)	4,361	901,942
QBE Insurance Group Ltd. (Australia)	43,944	519,449
RenaissanceRe Holdings Ltd. (Bermuda)	1,171	275,220
Sampo OYJ (Finland) (Class A Stock)	11,913	508,164
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,912	439,089
Sompo Holdings, Inc. (Japan)	6,000	125,760
Suncorp Group Ltd. (Australia)	21,591	230,461
Swiss Life Holding AG (Switzerland)	105	73,646
Swiss Re AG	4,453	572,811
T&D Holdings, Inc. (Japan)	18,900	328,561
Talanx AG (Germany)	4,516	357,745
Tokio Marine Holdings, Inc. (Japan)	44,800	1,404,313
Travelers Cos., Inc. (The)	6,447	1,483,713
Tryg A/S (Denmark)	3,824	78,829
Unum Group	2,900	155,614
Willis Towers Watson PLC	300	82,500
Zurich Insurance Group AG (Switzerland)	3,516	1,899,394
		29,022,322
Interactive Media & Services — 1.0%
Alphabet, Inc. (Class A Stock)*	59,696	9,009,917

A7

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Interactive Media & Services (cont’d.)
Alphabet, Inc. (Class C Stock)*	27,700	$4,217,602
Auto Trader Group PLC (United Kingdom), 144A	23,999	211,933
CAR Group Ltd. (Australia)	7,087	166,586
Kanzhun Ltd. (China), ADR	7,914	138,733
Meta Platforms, Inc. (Class A Stock)	18,433	8,950,696
Moneysupermarket.com Group PLC (United Kingdom)	45,219	125,415
Scout24 SE (Germany), 144A	7,851	591,481
Tencent Holdings Ltd. (China)	16,900	658,254
		24,070,617
IT Services — 0.3%
Accenture PLC (Class A Stock)	3,629	1,257,848
Akamai Technologies, Inc.*(a)	4,400	478,544
Bechtle AG (Germany)	1,010	53,383
Capgemini SE (France)	242	55,687
CGI, Inc. (Canada)*	2,697	297,545
Cognizant Technology Solutions Corp. (Class A Stock)	10,900	798,861
Fujitsu Ltd. (Japan)	7,000	112,028
Globant SA*	2,510	506,769
International Business Machines Corp.	11,160	2,131,113
MongoDB, Inc.*(a)	997	357,564
NEC Corp. (Japan)	5,800	423,431
Obic Co. Ltd. (Japan)	800	120,841
Otsuka Corp. (Japan)	2,400	50,924
SCSK Corp. (Japan)	9,800	182,160
Tata Consultancy Services Ltd. (India)	8,908	415,754
TIS, Inc. (Japan)	15,300	328,274
Wix.com Ltd. (Israel)*	4,600	632,408
		8,203,134
Leisure Products — 0.0%
Brunswick Corp.(a)	1,468	141,691
Sankyo Co. Ltd. (Japan)	45,500	497,032
Shimano, Inc. (Japan)	1,900	282,651
		921,374
Life Sciences Tools & Services — 0.2%
Danaher Corp.	3,328	831,068
Eurofins Scientific SE (Luxembourg)	5,286	336,721
Illumina, Inc.*	1,200	164,784
Lonza Group AG (Switzerland)	690	412,343
Medpace Holdings, Inc.*	1,600	646,640
QIAGEN NV*	8,446	363,093
Thermo Fisher Scientific, Inc.	3,000	1,743,630
West Pharmaceutical Services, Inc.	2,000	791,420
		5,289,699
Machinery — 0.7%
Airtac International Group (China)	5,278	182,984
Alfa Laval AB (Sweden)	6,973	273,999
Allison Transmission Holdings, Inc.	8,600	697,976
Atlas Copco AB (Sweden) (Class A Stock)	113,541	1,917,544
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Atlas Copco AB (Sweden) (Class B Stock)	25,430	$375,600
Caterpillar, Inc.	2,075	760,342
Cummins, Inc.	1,000	294,650
Daimler Truck Holding AG (Germany)	13,774	697,994
Deere & Co.	5,745	2,359,701
Donaldson Co., Inc.	4,000	298,720
Doosan Bobcat, Inc. (South Korea)	6,348	254,695
Epiroc AB (Sweden) (Class B Stock)	7,920	134,125
Flowserve Corp.	14,400	657,792
Fortive Corp.	5,260	452,465
GEA Group AG (Germany)	17,517	740,622
Graco, Inc.	4,200	392,532
Indutrade AB (Sweden)	11,166	304,126
ITT, Inc.	4,300	584,929
Komatsu Ltd. (Japan)	14,300	423,148
Kone OYJ (Finland) (Class B Stock)	3,856	179,640
Kubota Corp. (Japan)	9,300	145,914
OSG Corp. (Japan)	16,300	234,803
Otis Worldwide Corp.(a)	5,109	507,170
Parker-Hannifin Corp.	1,799	999,866
Rational AG (Germany)	414	356,701
Sandvik AB (Sweden)	6,125	135,980
Schindler Holding AG (Switzerland)	400	97,603
Schindler Holding AG (Switzerland) (Part. Cert.)	1,194	300,552
SKF AB (Sweden) (Class B Stock)	8,562	174,792
Techtronic Industries Co. Ltd. (Hong Kong)	45,685	620,762
Toyota Industries Corp. (Japan)	4,900	512,692
VAT Group AG (Switzerland), 144A	190	98,153
Volvo AB (Sweden) (Class A Stock)	3,315	91,284
Volvo AB (Sweden) (Class B Stock)(a)	70,621	1,913,932
Wartsila OYJ Abp (Finland)	27,628	419,877
		18,593,665
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	50	64,066
Kirby Corp.*	1,400	133,448
Kuehne + Nagel International AG (Switzerland)	567	157,750
		355,264
Media — 0.1%
Comcast Corp. (Class A Stock)	28,500	1,235,475
Dentsu Group, Inc. (Japan)	15,100	419,278
Informa PLC (United Kingdom)	30,866	323,846
Publicis Groupe SA (France)	7,977	869,657
Vivendi SE (France)	31,005	337,888
		3,186,144
Metals & Mining — 0.7%
Anglo American PLC (South Africa)	18,508	456,089
APL Apollo Tubes Ltd. (India)	8,073	145,266
ArcelorMittal SA (Luxembourg)	26,216	720,603
Barrick Gold Corp. (Canada)	34,094	567,324

A8

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
BHP Group Ltd. (Australia)	112,264	$3,245,996
BlueScope Steel Ltd. (Australia)	41,379	643,572
Boliden AB (Sweden)	6,500	180,490
Fortescue Ltd. (Australia)	67,954	1,137,213
Freeport-McMoRan, Inc.	19,000	893,380
Glencore PLC (Australia)	431,842	2,369,760
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	18,155	216,592
JFE Holdings, Inc. (Japan)	34,400	570,132
Lundin Mining Corp. (Chile)	36,422	372,676
Nippon Steel Corp. (Japan)	35,000	842,257
Norsk Hydro ASA (Norway)	27,823	152,898
Northern Star Resources Ltd. (Australia)	41,604	392,557
Nucor Corp.	3,900	771,810
Pilbara Minerals Ltd. (Australia)	108,155	269,895
Reliance, Inc.	200	66,836
Rio Tinto Ltd. (Australia)	6,036	479,049
Rio Tinto PLC (Australia)	31,643	2,000,626
Vale SA (Brazil)	33,000	401,627
voestalpine AG (Austria)	11,105	311,530
		17,208,178
Multi-Utilities — 0.2%
CenterPoint Energy, Inc.	6,393	182,137
Centrica PLC (United Kingdom)	381,946	615,720
CMS Energy Corp.	11,800	712,012
DTE Energy Co.	6,400	717,696
E.ON SE (Germany)	65,588	913,111
Engie SA (France)	44,147	739,787
National Grid PLC (United Kingdom)	49,739	670,184
National Grid PLC (United Kingdom), ADR(a)	2,161	147,423
NiSource, Inc.	5,880	162,641
Sembcorp Industries Ltd. (Singapore)	69,500	277,836
Sempra	4,900	351,967
Veolia Environnement SA (France)	13,465	438,041
		5,928,555
Office REITs — 0.5%
Alexandria Real Estate Equities, Inc.(a)	48,994	6,315,817
Dexus (Australia)	37,344	192,419
Gecina SA (France)	2,516	256,995
Kilroy Realty Corp.(a)	20,315	740,075
Nippon Building Fund, Inc. (Japan)	37	148,004
SL Green Realty Corp.(a)	82,378	4,541,499
		12,194,809
Oil, Gas & Consumable Fuels — 1.1%
Ampol Ltd. (Australia)	5,596	145,162
ARC Resources Ltd. (Canada)	26,792	477,669
BP PLC (United Kingdom)	242,313	1,520,134
Cenovus Energy, Inc. (Canada)	8,835	176,628
Cheniere Energy, Inc.	7,061	1,138,798
Chevron Corp.	4,900	772,926
ConocoPhillips	19,083	2,428,884
Coterra Energy, Inc.	12,900	359,652
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Diamondback Energy, Inc.	4,067	$805,957
ENEOS Holdings, Inc. (Japan)	98,400	474,077
Eni SpA (Italy)	85,861	1,359,526
EOG Resources, Inc.	4,200	536,928
Equinor ASA (Norway)	27,744	743,939
Exxon Mobil Corp.	32,659	3,796,282
Galp Energia SGPS SA (Portugal)	19,503	322,431
Harbour Energy PLC (United Kingdom)	81,918	285,295
Idemitsu Kosan Co. Ltd. (Japan)	60,800	416,853
Inpex Corp. (Japan)	49,200	747,899
LUKOIL PJSC (Russia)^	7,425	—
Marathon Petroleum Corp.	2,400	483,600
Pembina Pipeline Corp. (Canada)	13,929	491,636
PetroChina Co. Ltd. (China) (Class H Stock)	606,000	519,719
Petroleo Brasileiro SA (Brazil), ADR	29,712	451,920
Phillips 66	6,400	1,045,376
Repsol SA (Spain)	12,505	208,724
Shell PLC (Netherlands)	98,572	3,270,570
Shell PLC (Netherlands), ADR	13,857	928,973
Suncor Energy, Inc. (Canada)	9,536	351,928
TotalEnergies SE (France)	45,057	3,099,444
TotalEnergies SE (France), ADR(a)	2,877	198,024
Valero Energy Corp.(a)	1,448	247,159
Williams Cos., Inc. (The)	21,640	843,311
		28,649,424
Paper & Forest Products — 0.0%
Mondi PLC (Austria)	5,898	103,883
UPM-Kymmene OYJ (Finland)	11,292	376,212
		480,095
Passenger Airlines — 0.1%
Air Canada (Canada)*	23,499	340,198
Delta Air Lines, Inc.(a)	8,605	411,921
Deutsche Lufthansa AG (Germany)*	34,577	271,751
Japan Airlines Co. Ltd. (Japan)	23,000	436,718
Singapore Airlines Ltd. (Singapore)	71,100	336,979
		1,797,567
Personal Care Products — 0.3%
Amorepacific Corp. (South Korea)	1,828	164,589
Beiersdorf AG (Germany)	1,308	190,441
Haleon PLC	63,660	266,785
Kao Corp. (Japan)	12,800	478,313
L’Oreal SA (France)	6,785	3,213,184
Unilever PLC (United Kingdom)	45,159	2,267,065
Unilever PLC (United Kingdom), ADR	14,473	726,400
		7,306,777
Pharmaceuticals — 1.9%
Astellas Pharma, Inc. (Japan)	24,000	257,826
AstraZeneca PLC (United Kingdom)	31,998	4,298,734
AstraZeneca PLC (United Kingdom), ADR	7,631	517,000
Bristol-Myers Squibb Co.	35,368	1,918,007

A9

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Chugai Pharmaceutical Co. Ltd. (Japan)	25,400	$970,671
Daiichi Sankyo Co. Ltd. (Japan)	32,100	1,021,387
Dr. Reddy’s Laboratories Ltd. (India)	1,828	135,097
Elanco Animal Health, Inc.*	36,200	589,336
Eli Lilly & Co.	5,841	4,544,064
GSK PLC	77,685	1,667,928
Hikma Pharmaceuticals PLC (Jordan)	18,887	456,895
Ipsen SA (France)	3,501	416,606
Johnson & Johnson	16,200	2,562,678
Merck & Co., Inc.	17,600	2,322,320
Merck KGaA (Germany)	775	136,660
Novartis AG (Switzerland)	36,292	3,515,186
Novo Nordisk A/S (Denmark), ADR	4,343	557,641
Novo Nordisk A/S (Denmark) (Class B Stock)	74,756	9,589,207
Ono Pharmaceutical Co. Ltd. (Japan)	26,500	434,201
Orion OYJ (Finland) (Class B Stock)	3,932	146,573
Otsuka Holdings Co. Ltd. (Japan)	17,400	722,767
Pfizer, Inc.	5,600	155,400
Roche Holding AG	15,096	3,854,296
Sandoz Group AG (Switzerland)*	14,980	452,182
Sanofi SA	25,258	2,457,212
Sanofi SA, ADR	14,293	694,640
Santen Pharmaceutical Co. Ltd. (Japan)	40,000	393,373
Shionogi & Co. Ltd. (Japan)	11,600	592,781
Sun Pharmaceutical Industries Ltd. (India)	28,871	562,054
Takeda Pharmaceutical Co. Ltd. (Japan)	27,300	759,319
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	30,400	428,944
		47,130,985
Professional Services — 0.3%
Adecco Group AG (Switzerland)	5,503	217,711
Automatic Data Processing, Inc.	3,100	774,194
Bureau Veritas SA (France)	7,095	216,635
Computershare Ltd. (Australia)	7,290	124,170
Dun & Bradstreet Holdings, Inc.	63,500	637,540
Experian PLC	18,242	794,858
Leidos Holdings, Inc.	5,100	668,559
Recruit Holdings Co. Ltd. (Japan)	21,300	935,215
RELX PLC (United Kingdom)	25,406	1,095,645
Teleperformance SE (France)	561	54,493
Wolters Kluwer NV (Netherlands)	9,191	1,439,217
		6,958,237
Real Estate Management & Development — 0.2%
Ayala Land, Inc. (Philippines)	3,142	1,806
Capitaland India Trust (Singapore), UTS	157,463	122,444
Daito Trust Construction Co. Ltd. (Japan)	3,000	342,248
Daiwa House Industry Co. Ltd. (Japan)	14,500	431,598
	Shares	Value

Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Hongkong Land Holdings Ltd. (Hong Kong)	23,800	$73,078
Hulic Co. Ltd. (Japan)	24,400	250,596
Jones Lang LaSalle, Inc.*	2,400	468,216
KE Holdings, Inc. (China), ADR(a)	33,804	464,129
Mitsubishi Estate Co. Ltd. (Japan)	31,500	574,748
Mitsui Fudosan Co. Ltd. (Japan)	66,300	714,812
New World Development Co. Ltd. (Hong Kong)	78,000	82,468
Nomura Real Estate Holdings, Inc. (Japan)	23,300	658,256
SM Prime Holdings, Inc. (Philippines)	4,686	2,725
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	29,500	242,855
Zillow Group, Inc. (Class A Stock)*	4,000	191,440
Zillow Group, Inc. (Class C Stock)*	5,700	278,046
		4,899,465
Residential REITs — 1.1%
Apartment Income REIT Corp.(a)	65,941	2,141,104
AvalonBay Communities, Inc.	1,270	235,661
Camden Property Trust(a)	453	44,575
Equity Residential	151,479	9,559,840
Mid-America Apartment Communities, Inc.	41,976	5,523,202
Sun Communities, Inc.	28,978	3,725,991
UDR, Inc.	4,239	158,581
Veris Residential, Inc.	496,508	7,551,887
		28,940,841
Retail REITs — 1.3%
Brixmor Property Group, Inc.	148,628	3,485,327
InvenTrust Properties Corp.	52,657	1,353,811
Kimco Realty Corp.	22,800	447,108
Kite Realty Group Trust	132,439	2,871,278
Klepierre SA (France)	19,168	496,174
Realty Income Corp.(a)	180,528	9,766,565
Regency Centers Corp.	13,290	804,842
Retail Opportunity Investments Corp.	36,146	463,392
Scentre Group (Australia)	208,392	460,239
Simon Property Group, Inc.	73,162	11,449,121
SITE Centers Corp.	5,266	77,147
Unibail-Rodamco-Westfield (France)*	5,236	421,217
Vicinity Ltd. (Australia)	190,945	265,038
		32,361,259
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc.*	7,699	1,389,593
Advantest Corp. (Japan)	26,224	1,164,945
Alchip Technologies Ltd. (Taiwan)	3,658	361,982
Analog Devices, Inc.	2,580	510,298
Applied Materials, Inc.	9,989	2,060,031
ASM International NV (Netherlands)	3,470	2,125,037
ASML Holding NV (Netherlands) (SGMX)	9,593	9,300,048
ASML Holding NV (Netherlands) (XNGS)	912	885,069

A10

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
BE Semiconductor Industries NV (Netherlands)	1,971	$301,915
Broadcom, Inc.	2,928	3,880,800
Disco Corp. (Japan)	5,532	2,022,131
Infineon Technologies AG (Germany)	12,575	427,620
Intel Corp.	45,207	1,996,793
Lam Research Corp.	1,890	1,836,267
Lasertec Corp. (Japan)	1,600	456,048
Marvell Technology, Inc.	1,000	70,880
Micron Technology, Inc.	11,700	1,379,313
Novatek Microelectronics Corp. (Taiwan)	12,000	220,917
NVIDIA Corp.	19,014	17,180,290
NXP Semiconductors NV (China)	5,396	1,336,967
Qorvo, Inc.*	5,900	677,497
QUALCOMM, Inc.	10,700	1,811,510
Renesas Electronics Corp. (Japan)	63,000	1,122,702
SCREEN Holdings Co. Ltd. (Japan)	1,000	129,655
STMicroelectronics NV (Singapore)	9,124	392,681
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	27,193	3,699,608
Texas Instruments, Inc.	1,000	174,210
Tokyo Electron Ltd. (Japan)	8,600	2,239,863
Universal Display Corp.	686	115,557
		59,270,227
Software — 1.9%
Adobe, Inc.*	2,599	1,311,455
Autodesk, Inc.*	300	78,126
Cadence Design Systems, Inc.*	3,500	1,089,480
CCC Intelligent Solutions Holdings, Inc.*	6,900	82,524
Check Point Software Technologies Ltd. (Israel)*(a)	6,109	1,001,937
Constellation Software, Inc. (Canada)	242	661,031
Crowdstrike Holdings, Inc. (Class A Stock)*	3,000	961,770
CyberArk Software Ltd.*	5,194	1,379,682
Dassault Systemes SE (France)	17,642	780,962
DocuSign, Inc.*	3,500	208,425
Informatica, Inc. (Class A Stock)*	7,500	262,500
Intuit, Inc.	1,786	1,160,900
Microsoft Corp.	60,011	25,247,828
MicroStrategy, Inc. (Class A Stock)*	20	34,091
Monday.com Ltd.*	5,366	1,212,018
NCR Voyix Corp.*	6,500	82,095
Nemetschek SE (Germany)	4,903	485,314
Nice Ltd. (Israel)*	2,688	699,528
Oracle Corp.	9,608	1,206,861
Oracle Corp. (Japan)	3,100	233,124
Riot Platforms, Inc.*	2,816	34,468
Roper Technologies, Inc.(a)	800	448,672
Salesforce, Inc.	8,779	2,644,059
SAP SE (Germany)	13,448	2,618,581
ServiceNow, Inc.*	1,800	1,372,320
Synopsys, Inc.*	400	228,600
Temenos AG (Switzerland)	1,176	84,120
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
Teradata Corp.*	4,500	$174,015
Trend Micro, Inc. (Japan)	6,800	345,350
Workday, Inc. (Class A Stock)*	3,200	872,800
Xero Ltd. (New Zealand)*	2,620	227,493
Zoom Video Communications, Inc. (Class A Stock)*	10,600	692,922
		47,923,051
Specialized REITs — 1.9%
American Tower Corp.	1,700	335,903
Digital Realty Trust, Inc.	69,180	9,964,687
EPR Properties	63	2,674
Equinix, Inc.	15,989	13,196,201
Extra Space Storage, Inc.	18,920	2,781,240
Gaming & Leisure Properties, Inc.	5,138	236,708
Iron Mountain, Inc.	101,632	8,151,903
Public Storage	39,615	11,490,727
VICI Properties, Inc.	83,652	2,491,993
		48,652,036
Specialty Retail — 0.5%
AutoZone, Inc.*	334	1,052,651
Bath & Body Works, Inc.	1,800	90,036
Fast Retailing Co. Ltd. (Japan)	2,900	898,496
Gap, Inc. (The)	2,700	74,385
Home Depot, Inc. (The)	4,900	1,879,640
Industria de Diseno Textil SA (Spain)	51,584	2,597,579
Lowe’s Cos., Inc.	9,971	2,539,913
Petco Health & Wellness Co., Inc.*(a)	53,500	121,980
Ross Stores, Inc.	1,975	289,851
TJX Cos., Inc. (The)	16,127	1,635,600
Ulta Beauty, Inc.*	1,400	732,032
USS Co. Ltd. (Japan)	15,000	124,007
		12,036,170
Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	107,943	18,510,066
Brother Industries Ltd. (Japan)	17,300	320,850
Canon, Inc. (Japan)	14,900	443,946
Dell Technologies, Inc. (Class C Stock)	2,682	306,043
Hewlett Packard Enterprise Co.	45,700	810,261
HP, Inc.	20,300	613,466
Logitech International SA (Switzerland)	8,793	787,935
NetApp, Inc.	1,800	188,946
Samsung Electronics Co. Ltd. (South Korea)	33,376	2,005,814
Seagate Technology Holdings PLC(a)	4,143	385,506
Seiko Epson Corp. (Japan)	21,300	372,591
Wistron Corp. (Taiwan)	82,240	309,805
		25,055,229
Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)	1,609	359,497
Brunello Cucinelli SpA (Italy)	10,480	1,197,735
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	10,034	1,527,580
Deckers Outdoor Corp.*	900	847,134

A11

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Hermes International SCA (France)	1,370	$3,501,420
Lululemon Athletica, Inc.*(a)	2,846	1,111,790
LVMH Moet Hennessy Louis Vuitton SE (France)	6,421	5,777,595
Moncler SpA (Italy)	1,330	99,246
Pandora A/S (Denmark)	3,386	546,521
Ralph Lauren Corp.	2,857	536,430
		15,504,948
Tobacco — 0.2%
Altria Group, Inc.	12,500	545,250
British American Tobacco PLC (United Kingdom)	50,135	1,521,652
Imperial Brands PLC (United Kingdom)	32,368	723,574
Japan Tobacco, Inc. (Japan)	34,700	925,169
Philip Morris International, Inc.	1,200	109,944
		3,825,589
Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)*(a)	4,200	365,022
Ashtead Group PLC (United Kingdom)	5,478	390,194
Brenntag SE (Germany)	4,938	416,180
Bunzl PLC (United Kingdom)	6,214	239,100
Ferguson PLC	2,619	572,068
Finning International, Inc. (Canada)	9,010	264,802
ITOCHU Corp. (Japan)	16,300	700,241
Marubeni Corp. (Japan)	3,600	62,351
Mitsubishi Corp. (Japan)	68,300	1,578,497
Mitsui & Co. Ltd. (Japan)	26,900	1,257,618
Reece Ltd. (Australia)	7,722	141,388
Seven Group Holdings Ltd. (Australia)	4,925	130,875
Toyota Tsusho Corp. (Japan)	11,400	782,848
United Rentals, Inc.	200	144,222
W.W. Grainger, Inc.	600	610,380
Watsco, Inc.(a)	638	275,597
		7,931,383
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	2,914	573,923
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	20,164	327,446
International Container Terminal Services, Inc. (Philippines)	482	2,733
		904,102
Water Utilities — 0.0%
American Water Works Co., Inc.	2,900	354,409
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	49,800	1,472,423
PLDT, Inc. (Philippines)	35	851
SoftBank Corp. (Japan)	10,900	140,337
SoftBank Group Corp. (Japan)	7,300	433,513
Tele2 AB (Sweden) (Class B Stock)	26,945	221,258
	Shares	Value

Common Stocks (continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Group PLC (United Kingdom)	339,308	$300,941
		2,569,323

Total Common Stocks (cost $797,906,895)		914,109,239
Preferred Stocks — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	972	104,298
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	4,887	486,050
Volkswagen AG (Germany) (PRFC)	2,259	299,598
		889,946
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	7,269	584,254
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	38,670	171,168

Total Preferred Stocks (cost $1,622,985)		1,645,368
Unaffiliated Exchange-Traded Funds — 7.2%
Energy Select Sector SPDR Fund	125,500	11,848,455
Invesco Preferred ETF(a)	473,000	5,619,240
iShares 0-3 Month Treasury Bond ETF	250,000	25,177,500
iShares Core MSCI EAFE ETF(a)	298,200	22,132,404
iShares Core S&P 500 ETF	77,900	40,954,367
iShares Gold Trust*	12,000	504,120
iShares iBoxx High Yield Corporate Bond ETF(a)	17,600	1,368,048
iShares JP Morgan USD Emerging Markets Bond ETF(a)	71,200	6,384,504
iShares MSCI EAFE ETF	118,011	9,424,358
iShares Russell 1000 Growth ETF(a)	22,250	7,499,363
iShares Russell 1000 Value ETF	72,800	13,039,208
Vanguard Real Estate ETF(a)	148,600	12,850,928
Vanguard Short-Term Corporate Bond ETF(a)	151,400	11,704,734
Vanguard Total Bond Market ETF	196,100	14,242,743

Total Unaffiliated Exchange-Traded Funds (cost $166,054,424)		182,749,972
Unaffiliated Funds — 4.5%
AQR Diversified Arbitrage Fund, (Institutional Shares)	1,387,474	16,677,440
Calamos Market Neutral Income Fund, (R6 Shares)	1,834,678	26,456,059
JPMorgan Hedged Equity Fund, (Institutional Shares)	356,656	10,639,041
Merger Fund (The), (Institutional Shares)	1,383,981	23,610,718
PIMCO TRENDS Managed Futures Strategy Fund, (Institutional Shares)*	1,406,117	15,650,080

A12

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Unaffiliated Funds (continued)
Victory Market Neutral Income Fund, (Institutional Shares)	1,555,442	$13,081,268
Virtus AlphaSimplex Managed Futures Strategy Fund, (Institutional Shares)	890,377	8,796,925

Total Unaffiliated Funds (cost $112,697,298)		114,911,531

Units
Warrants* — 0.0%
Software
Constellation Software, Inc. (Canada), expiring 03/31/40^	309	1,029
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 2.2%
Collateralized Loan Obligations — 2.2%
AGL CLO Ltd. (Cayman Islands),
Series 2020-06A, Class ER, 144A, 3 Month SOFR + 6.762% (Cap N/A, Floor 6.500%)
12.079%(c)	07/20/34		210	211,489
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.789%(c)	10/20/34		2,000	1,998,975
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.678%(c)	10/17/32		1,500	1,503,083
Series 2021-04A, Class E, 144A, 3 Month SOFR + 6.762% (Cap N/A, Floor 6.500%)
12.079%(c)	10/20/34		300	284,492
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.746%(c)	10/15/34		3,875	3,875,952
Carlyle Euro CLO DAC (Ireland),
Series 2017-01A, Class A2AR, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)
5.642%(c)	07/15/34	EUR	2,500	2,643,884
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.932%(c)	10/15/35	EUR	1,500	1,602,528
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
4.835%(c)	08/26/32	EUR	2,000	2,143,638
Elevation CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.779%(c)	10/20/34		2,500	2,502,120
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class SUB, 144A
0.000%(cc)	04/20/34		650	516,425
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.616%(c)	04/25/31		1,676	$1,678,386
Invesco Euro CLO (Ireland),
Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
5.592%(c)	07/15/34	EUR	1,000	1,061,137
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.779%(c)	10/20/34		1,500	1,499,250
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.786%(c)	10/15/34		3,750	3,752,813
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
6.818%(c)	10/17/34		3,750	3,744,386
Ocean Trails CLO (Cayman Islands),
Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)
6.796%(c)	07/15/34		2,750	2,754,042
Ocean Trails CLO Ltd. (United Kingdom),
Series 2023-14A, Class D, 144A, 3 Month SOFR + 5.820% (Cap N/A, Floor 5.820%)
11.138%(c)	01/20/35		110	110,871
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.829%(c)	10/30/30		107	107,129
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.756%(c)	10/15/34		2,000	2,000,101
Series 2021-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.776%(c)	07/15/34		2,500	2,500,016
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.759%(c)	10/20/34		2,000	2,000,333
Sound Point CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.659%(c)	01/20/32		2,500	2,499,404
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.782%(c)	01/17/32	EUR	2,000	2,144,759
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.761%(c)	10/29/34		1,000	1,001,091
Series 2019-01A, Class ASNR, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)
6.807%(c)	08/16/34		2,750	2,743,371

A13

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.938%(c)	07/25/34	EUR	1,250	$1,332,348
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.932%(c)	07/15/34	EUR	2,500	2,672,758
Trinitas CLO Ltd. (Cayman Islands),
Series 2024-27A, Class D1, 144A, 3 Month SOFR + 4.300% (Cap N/A, Floor 4.300%)
9.545%(c)	04/18/37		100	99,992
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class B, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)
7.578%(c)	04/25/37		1,000	1,004,987
Vibrant CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.789%(c)	10/20/34		2,750	2,747,250
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.786%(c)	10/15/34		1,000	999,151
				55,736,161
Other — 0.0%
Sunnova Helios II Issuer LLC,
Series 2019-AA, Class C, 144A
5.320%	06/20/46		197	153,775

Total Asset-Backed Securities (cost $56,992,386)				55,889,936
Commercial Mortgage-Backed Securities — 0.0%
BANK,
Series 2021-BN32, Class XA
0.772%(cc)	04/15/54		1,073	40,426
Credit Suisse Mortgage Trust,
Series 2017-CHOP, Class F, 144A, Prime + 1.294% (Cap N/A, Floor 4.350%)
9.794%(c)	07/15/32		410	366,242
GS Mortgage Securities Corp. Trust,
Series 2018-LUAU, Class G, 144A, 1 Month SOFR + 4.747% (Cap N/A, Floor 4.700%)
10.072%(c)	11/15/32		110	107,995
Series 2018-SRP05, Class C, 144A, 1 Month SOFR + 4.297% (Cap N/A, Floor 3.750%)
9.623%(c)	09/15/31		481	86,897
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-PHMZ, Class M, 144A, 1 Month SOFR + 8.622% (Cap N/A, Floor 8.208%)
13.948%(c)	06/15/35		1,000	2,500
Series 2020-MKST, Class H, 144A, 1 Month SOFR + 7.364% (Cap N/A, Floor 6.750%)
12.689%(c)	12/15/36		210	12,608
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Med Trust,
Series 2021-MDLN, Class E, 144A, 1 Month SOFR + 3.264% (Cap N/A, Floor 3.150%)
8.589%(c)	11/15/38	109	$108,996

Total Commercial Mortgage-Backed Securities (cost $2,327,182)			725,664
Corporate Bonds — 1.5%
Aerospace & Defense — 0.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	04/15/27(a)	936	936,000
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
6.200%	02/14/59	92	94,903
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.540%	08/15/47	30	23,119
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43	10	9,951
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	500	463,203
			591,176
Airlines — 0.1%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	05/15/29	200	211,211
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	5	4,467
5.750%	04/20/29	130	127,526
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	21	20,764
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	480	464,187
4.625%	04/15/29	125	116,287
			944,442
Auto Manufacturers — 0.0%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32	10	8,324
4.750%	01/15/43	775	642,035
6.100%	08/19/32	200	202,532
			852,891

A14

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26		254	$251,670
Dana, Inc.,
Sr. Unsec’d. Notes
5.625%	06/15/28(a)		75	73,182
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		60	60,584
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		250	228,081
				613,517
Banks — 0.1%
BAC Capital Trust XIV,
Ltd. Gtd. Notes, Series G, 3 Month SOFR + 0.662% (Cap N/A, Floor 4.000%)
5.991%(c)	04/15/24(oo)		310	253,260
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
7.625%(ff)	01/10/28(oo)		200	198,750
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes
8.000%(ff)	01/27/84		200	203,000
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
8.500%(ff)	08/14/28(a)(oo)		210	219,188
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		200	198,244
Citigroup, Inc.,
Jr. Sub. Notes, Series P
5.950%(ff)	05/15/25(oo)		270	269,811
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		4	3,834
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)		380	358,736
Sr. Unsec’d. Notes
4.075%(ff)	04/23/29		—(r)	—
8.125%	07/15/39		30	38,445
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
7.500%(ff)	06/23/26(oo)	GBP	120	150,190
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		25	27,244
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		215	196,663
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(ff)	03/30/25(oo)		200	198,250
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		—(r)	—
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)	200	$216,250
			2,531,865
Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	200	195,952
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	25	24,448
4.875%	12/15/27	150	143,551
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	175	157,159
			521,110
Chemicals — 0.0%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	09/01/31	175	148,089
Rain Carbon, Inc.,
Sr. Sec’d. Notes, 144A
12.250%	09/01/29	50	51,941
			200,030
Commercial Services — 0.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	103	102,937
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31(a)	130	116,430
4.875%	01/15/28(a)	211	205,201
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	111	95,774
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	125	125,431
			645,773
Computers — 0.0%
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	79	84,486
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	375	343,313
Diversified Financial Services — 0.1%
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
7.145%(cc)	12/21/65	150	116,870

A15

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.750%	11/15/31	300	$276,880
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26	450	458,043
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
7.875%	12/15/29	100	102,775
			954,568
Electric — 0.1%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	5	4,388
4.500%	02/15/28	5	4,753
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31	10	9,199
5.125%	03/15/28	1,250	1,198,990
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27	175	175,241
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	50	53,466
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40	20	14,688
PG&E Corp.,
Sr. Sec’d. Notes
5.250%	07/01/30	200	190,630
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	400	396,200
8.000%(ff)	10/15/26(oo)	575	585,998
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	250	258,414
			2,891,967
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29	65	65,683
6.625%	03/15/32	55	55,912
7.250%	06/15/28(a)	475	484,986
			606,581
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)	275	251,294
Sr. Sec’d. Notes, 144A
6.500%	02/15/32(a)	125	126,226
7.000%	02/15/30	75	76,994
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26	400	400,398
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		150	$145,153
Warnermedia Holdings, Inc.,
Gtd. Notes
5.391%	03/15/62		40	33,162
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)		5	4,739
7.125%	02/15/31		30	31,056
				1,069,022
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		50	51,250
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		60	53,834
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	680	807,118
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	500	567,179
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		25	22,809
4.375%	01/31/32		100	89,613
Post Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	02/15/32		60	60,418
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31(a)		150	134,942
				1,735,913
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26		150	149,725
Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29(a)		100	91,025
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		50	47,260
Medline Borrower LP/Medline Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/01/29		100	100,451
				238,736
Healthcare-Services — 0.1%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		400	334,667

A16

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
4.625%	06/01/30		10	$8,951
Dignity Health,
Sec’d. Notes
5.267%	11/01/64		100	94,247
HCA, Inc.,
Gtd. Notes
7.500%	11/15/95		110	121,652
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	795	773,032
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26(a)		325	325,605
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
6.750%	05/15/31(a)		375	382,094
				2,040,248
Home Builders — 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	04/01/30		175	159,654
6.625%	01/15/28		4	4,012
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29(a)		4	4,048
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27(a)		400	390,000
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		5	5,023
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		125	119,118
				681,855
Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32(a)		175	150,940
Insurance — 0.0%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (Bermuda),
Sr. Sec’d. Notes, 144A, Cash coupon 7.625% or PIK 8.375%
7.625%	10/15/25(a)		330	329,587
Internet — 0.0%
Prosus NV (China),
Sr. Unsec’d. Notes, 144A, MTN
4.027%	08/03/50		200	128,125
Leisure Time — 0.1%
Carnival Corp.,
Gtd. Notes, 144A
10.500%	06/01/30(a)		210	229,687
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Leisure Time (cont’d.)
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28	150	$163,667
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	50	49,365
Sr. Unsec’d. Notes, 144A
7.750%	02/15/29(a)	100	104,000
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30	25	25,946
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27	100	98,580
5.500%	08/31/26	100	98,690
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	150	146,625
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	150	144,188
			1,060,748
Lodging — 0.0%
MGM Resorts International,
Gtd. Notes
6.500%	04/15/32	340	339,139
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
2.300%	03/08/27	200	180,711
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
4.875%	10/01/24	200	198,250
5.500%	01/15/26	200	194,186
			912,286
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	25	25,966
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	100	108,423
			134,389
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	50	40,165
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	10	8,139
4.250%	01/15/34(a)	90	67,925
4.750%	02/01/32	10	8,171
5.000%	02/01/28	5	4,656
5.125%	05/01/27	21	20,003

A17

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31(a)		200	$141,537
6.500%	02/01/29		725	616,250
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $5,063; purchased 01/31/24)(f)
6.625%	08/15/27(d)		75	2,135
Sec’d. Notes, 144A (original cost $27,500; purchased 01/31/24)(f)
5.375%	08/15/26(d)		400	11,302
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		5	2,095
5.875%	11/15/24		10	9,556
7.750%	07/01/26		400	267,356
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		275	280,909
Time Warner Cable LLC,
Sr. Sec’d. Notes
7.300%	07/01/38		80	80,388
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	100	108,578
5.250%	05/15/29	GBP	166	192,187
				1,861,352
Mining — 0.0%
First Quantum Minerals Ltd. (Zambia),
Sec’d. Notes, 144A
9.375%	03/01/29		200	207,476
Freeport-McMoRan, Inc.,
Gtd. Notes
4.625%	08/01/30		10	9,616
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		75	75,326
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26		150	139,845
				432,263
Multi-National — 0.1%
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
7.050%	08/10/33	INR	59,400	718,939
Sr. Unsec’d. Notes, GMTN
5.000%	10/06/26	IDR	3,449,000	211,727
Inter-American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
7.000%	04/17/33	INR	115,000	1,380,690
				2,311,356
Oil & Gas — 0.2%
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30		75	72,049
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40		310	$265,948
5.250%	02/01/42		60	51,096
Berry Petroleum Co. LLC,
Gtd. Notes, 144A
7.000%	02/15/26		60	59,204
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		—(r)	—
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29(a)		125	123,893
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		125	124,870
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		50	52,597
8.625%	11/01/30		25	26,838
Crescent Energy Finance LLC,
Sr. Unsec’d. Notes, 144A
7.625%	04/01/32		80	80,664
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30		14	13,499
5.000%	06/15/45		38	33,682
5.250%	10/15/27		2	2,002
5.850%	12/15/25		30	30,169
7.875%	09/30/31		20	22,945
7.950%	04/15/32		10	11,588
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
8.375%	01/19/36		100	100,750
8.875%	01/13/33		110	115,554
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.250%	04/06/24	GBP	100	116,269
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.250%	04/15/32		275	271,366
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27		120	121,650
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/48		630	488,643
4.300%	08/15/39		160	130,904
6.600%	03/15/46(a)		350	376,967
6.950%	07/01/24		32	32,055
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		125	128,801
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.850%	06/05/2115		190	174,486

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	105	$104,216
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32	120	110,477
5.375%	02/01/29	200	194,372
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	07/28/25	170	166,845
			3,604,399
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	150	151,391
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)	300	280,251
			431,642
Pharmaceuticals — 0.1%
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28(a)	100	93,896
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	31	18,362
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	5	2,263
5.000%	02/15/29	15	6,300
5.250%	01/30/30	60	24,600
6.250%	02/15/29	1,700	726,750
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	200	177,123
Teva Pharmaceutical Finance Co. LLC (Israel),
Gtd. Notes
6.150%	02/01/36(a)	80	77,797
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
4.100%	10/01/46	207	140,383
7.125%	01/31/25	280	281,225
			1,548,699
Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29(a)	375	360,707
6.625%	02/01/32	70	70,299
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.625%	12/15/25	50	50,406
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
3.302%	01/15/35	10	$8,317
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.544%	11/15/53	210	227,123
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	10	10,458
6.750%	09/15/37	80	86,726
Energy Transfer LP,
Jr. Sub. Notes, Series F
6.750%(ff)	05/15/25(oo)	50	49,190
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	350	342,918
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	300	294,464
Sr. Unsec’d. Notes
5.400%	10/01/47	20	18,466
6.000%	06/15/48	10	9,945
6.100%	02/15/42	40	40,379
6.250%	04/15/49	20	20,537
6.500%	02/01/42	20	21,235
6.850%	02/15/40	30	31,270
Enterprise Products Operating LLC,
Gtd. Notes
6.125%	10/15/39	30	32,047
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27	125	126,206
Kinder Morgan Energy Partners LP,
Gtd. Notes, MTN
6.950%	01/15/38	10	10,945
Plains All American Pipeline LP,
Jr. Sub. Notes, Series B, 3 Month SOFR + 4.372%
9.679%(c)	04/29/24(oo)	70	69,691
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
6.700%	05/15/36	30	31,518
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	475	466,122
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	03/01/27	170	167,344
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26	20	20,746
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	35	32,602
5.250%	02/01/50	250	223,495
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.100%	09/15/45	10	9,268
5.750%	06/24/44	20	19,912

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
6.300%	04/15/40		80	$84,505
8.750%	03/15/32		80	96,261
				3,033,102
Real Estate — 0.0%
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		550	528,154
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29		400	365,467
				893,621
Real Estate Investment Trusts (REITs) — 0.0%
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25		99	99,035
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		150	150,430
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		275	243,728
				493,193
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		5	4,700
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	400	455,818
12.000%	11/30/28		200	212,250
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		275	252,422
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		75	74,420
				999,610
Telecommunications — 0.0%
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		50	19,082
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	09/01/29		10	7,224
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		4	4,846
Sprint LLC,
Gtd. Notes
7.625%	02/15/25		280	283,483
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	4	$3,785
2.875%	02/15/31(a)	5	4,348
			322,768
Transportation — 0.0%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	325	324,597
XPO CNW, Inc.,
Sr. Unsec’d. Notes
6.700%	05/01/34	130	135,427
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	25	25,665
7.125%	02/01/32(a)	55	56,610
			542,299

Total Corporate Bonds (cost $40,334,720)			37,874,847
Floating Rate and Other Loans — 0.1%
Auto Parts & Equipment — 0.0%
Tenneco, Inc.,
Term A Loan, SOFR + 4.750%
15.426%(c)	11/17/28	99	92,687
Commercial Services — 0.0%
GTCR W Merger Sub LLC,
Initial USD Term Loan, 3 Month SOFR + 3.000%
8.309%(c)	01/31/31	60	60,103
Computers — 0.0%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.750%
9.195%(c)	03/01/29	393	392,509
Diversified Financial Services — 0.0%
Jane Street Group LLC,
2021 Term Loan, 1 Month SOFR + 2.614%
7.942%(c)	01/26/28	29	28,518
Entertainment — 0.0%
Flutter Financing BV (Ireland),
Term B Loan, 3 Month SOFR + 2.250%
7.559%(c)	11/25/30	40	39,864
Healthcare-Services — 0.0%
Lifepoint Health, Inc.,
Term B Loan, 3 Month SOFR + 5.762%
11.087%(c)	11/16/28	60	59,700
Phoenix Guarantor, Inc.,
Tranche B-4 Term Loan, 1 Month SOFR + 3.250%
8.577%(c)	02/21/31	29	28,257
			87,957

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Insurance — 0.0%
Asurion LLC,
New B-11 Term Loan, 1 Month SOFR + 4.350%
9.677%(c)	08/21/28	67	$64,244
Leisure Time — 0.0%
Alterra Mountain Co.,
2028 Term B Loan, 1 Month SOFR + 3.614%
8.945%(c)	08/17/28	29	28,664
Media — 0.1%
Charter Communications Operating LLC,
Term B-4 Loan, 3 Month SOFR + 2.000%
7.329%(c)	12/07/30	149	147,206
CSC Holdings LLC,
September 2019 Term Loan, 1 Month LIBOR + 2.500%
12.063%(c)	04/15/27	243	219,342
Diamond Sports Group LLC,
Dip Term Loan
10.000%	12/02/24	47	76,026
First Lien Term Loan, 1 Month SOFR + 10.100%
15.426%(c)	05/25/26	44	42,279
Second Lien Term Loan
10.000%	08/24/26	323	8,569
Virgin Media Bristol LLC,
N Facility, 1 Month SOFR + 2.614%
7.940%(c)	01/31/28	50	49,195
			542,617
Retail — 0.0%
1011778 BC ULC (Canada),
Term B-5 Loan, 1 Month SOFR + 2.250%
7.580%(c)	09/20/30	92	92,101
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month SOFR + 3.750%
8.445%(c)	03/06/28	247	247,428
			339,529

Total Floating Rate and Other Loans (cost $1,699,094)			1,676,692
Residential Mortgage-Backed Securities — 0.0%
Connecticut Avenue Securities Trust,
Series 2019-R05, Class 1B1, 144A, 30 Day Average SOFR + 4.214% (Cap N/A, Floor 0.000%)
9.535%(c)	07/25/39	87	90,404
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
8.370%(c)	01/25/34	250	264,373
Lehman Mortgage Trust,
Series 2006-05, Class 2A2, IO, 1 Month SOFR x (1) + 7.036% (Cap 7.150%, Floor 0.000%)
1.706%(c)	09/25/36	225	20,977
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, IO, 1 Month SOFR x (1) + 5.436% (Cap 5.550%, Floor 0.000%)
0.106%(c)	02/25/36		1,430	$108,589

Total Residential Mortgage-Backed Securities (cost $603,053)				484,343
Sovereign Bonds — 0.7%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
1.000%	07/09/29		46	24,404
4.250%(cc)	01/09/38		308	142,812
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series NTNF
10.000%	01/01/27	BRL	14,480	2,874,423
10.000%	01/01/31	BRL	2,300	439,796
China Government Bond (China),
Bonds, Series INBK
2.760%	05/15/32	CNH	42,170	5,961,217
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.875%	01/30/60		190	161,559
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
5.250%	10/06/25		200	192,500
French Republic Government Bond OAT (France),
Bonds, 144A
0.750%	05/25/53	EUR	100	57,824
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
4.250%	06/15/33	EUR	977	1,133,039
Indonesia Treasury Bond (Indonesia),
Bonds, Series 059
7.000%	05/15/27	IDR	1,400,000	89,481
Bonds, Series 079
8.375%	04/15/39	IDR	1,227,000	87,836
Bonds, Series 087
6.500%	02/15/31	IDR	12,493,000	782,044
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
5.500%	03/12/34		200	197,687
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32		64	61,041
Sr. Unsec’d. Notes, 144A
7.625%	01/30/33		200	198,500
Mexican Bonos (Mexico),
Bonds, Series M
8.000%	11/07/47	MXN	10,830	561,670
Sr. Unsec’d. Notes, Series M
7.750%	11/13/42	MXN	45,116	2,308,448
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A, MTN
6.375%(cc)	09/01/37		285	115,634

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes, MTN
6.375%(cc)	09/01/37		64	$25,850
Republic of Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
7.250%	02/28/28		200	190,922
Republic of Poland Government Bond (Poland),
Bonds, Series 0432
1.750%	04/25/32	PLN	6,680	1,279,273
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series R209
6.250%	03/31/36	ZAR	28,970	948,810
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
3.875%	07/02/40	UYU	695	19,785

Total Sovereign Bonds (cost $17,626,847)				17,854,555
U.S. Government Agency Obligations — 0.1%
Federal National Mortgage Assoc.
4.500%	TBA		100	95,222
5.000%	TBA		200	195,133
5.500%	TBA		200	199,007
6.000%	TBA		200	201,821
Government National Mortgage Assoc.
4.500%	TBA		200	192,166
5.000%	TBA		600	589,654
5.500%	TBA		500	499,530

Total U.S. Government Agency Obligations (cost $1,973,453)				1,972,533
U.S. Treasury Obligations — 8.6%
U.S. Treasury Bonds
1.750%	08/15/41		1,345	907,875
2.250%	05/15/41		9,210	6,806,766
3.000%	02/15/49		2,510	1,957,016
4.125%	08/15/53		390	375,131
4.750%	11/15/43		390	404,808
4.750%	11/15/53		1,770	1,890,581
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/25		1,063	1,036,281
0.125%	01/15/30		18,988	17,197,634
0.125%	01/15/31		6,333	5,638,881
0.125%	01/15/32		495	433,033
0.125%	02/15/51		4,756	2,847,550
0.250%	01/15/25		2,162	2,124,624
0.250%	02/15/50		6,046	3,822,535
0.375%	01/15/27		4,252	4,055,554
0.375%	07/15/27		3,934	3,744,302
0.500%	01/15/28		32,086	30,373,595
0.625%	01/15/26		9,378	9,105,412
0.625%	07/15/32		382	346,892
0.625%	02/15/43		8,907	6,845,532
0.750%	02/15/42		9,745	7,785,165
0.750%	02/15/45		1,074	825,084
0.875%	01/15/29		2,315	2,208,380
0.875%	02/15/47		422	325,582
1.000%	02/15/46		540	432,921
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
1.000%	02/15/48	682	$537,484
1.000%	02/15/49	1,489	1,168,260
1.125%	01/15/33	714	670,842
1.250%	04/15/28	3,763	3,658,761
1.375%	07/15/33	8,738	8,394,852
1.375%	02/15/44	331	290,361
1.500%	02/15/53	2,454	2,145,503
1.750%	01/15/28	8,266	8,202,958
1.750%	01/15/34	5,122	5,063,389
2.000%	01/15/26	20,833	20,735,456
2.125%	02/15/40	642	650,377
2.375%	01/15/25	2,364	2,362,068
2.375%	01/15/27	1,346	1,356,684
2.500%	01/15/29	1,954	2,008,619
3.375%	04/15/32	26,552	29,430,302
3.875%	04/15/29	150	164,230
U.S. Treasury Notes
0.750%	01/31/28	15,500	13,562,500
3.875%	12/31/29	705	692,332
4.375%	11/30/30	480	484,050
4.625%	09/30/30	845	863,748
5.000%	10/31/25	1,790	1,795,244
U.S. Treasury Strips Coupon
2.216%(s)	02/15/42(k)	4,560	1,990,903
3.089%(s)	11/15/40(k)	2,230	1,038,954

Total U.S. Treasury Obligations (cost $231,743,155)			218,759,011

Total Long-Term Investments (cost $1,731,881,995)			1,867,506,078

	Shares
Short-Term Investments — 30.5%
Affiliated Mutual Funds — 19.0%
PGIM Core Ultra Short Bond Fund(wa)	367,152,962	367,152,962
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $116,395,750; includes $115,788,925 of cash collateral for securities on loan)(b)(wa)	116,443,219	116,384,998

Total Affiliated Mutual Funds (cost $483,548,712)		483,537,960

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Government Agency Obligation(n) — 0.0%
Federal Home Loan Bank
5.153%	04/01/24	655	654,609
(cost $655,000)
U.S. Treasury Obligations(n) — 6.0%
U.S. Treasury Bills
5.279%	06/20/24(k)	32,000	31,629,049
5.291%	05/02/24(k)	7,000	6,968,176
5.298%	04/11/24(a)	60,000	59,912,942

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(n) (continued)
5.323%	05/23/24(k)	54,000	$53,592,033

Total U.S. Treasury Obligations (cost $152,101,340)			152,102,200

	Shares
Unaffiliated Funds — 5.1%
BlackRock Liquidity FedFund (7-day effective yield 5.197%) (Institutional Shares)	31,608,788	31,608,788
Goldman Sachs Financial Square Government Fund (7-day effective yield 5.205%) (Institutional Shares)	31,608,790	31,608,790
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio (7-day effective yield 5.160%) (Institutional Shares)	66,523,474	66,523,474

Total Unaffiliated Funds (cost $129,741,052)		129,741,052
Options Purchased*~ — 0.4%
(cost $6,157,344)		11,500,120

Total Short-Term Investments (cost $772,203,448)		777,535,941

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—103.9% (cost $2,504,085,443)		2,645,042,019

Options Written*~ — (0.0)%
(premiums received $163,982)	(108,799)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—103.9% (cost $2,503,921,461)	2,644,933,220

Liabilities in excess of other assets(z) — (3.9)%	(98,330,076)

Net Assets — 100.0%	$2,546,603,144

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BNYM	Bank of New York Mellon
BOA	Bank of America, N.A.
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
DIP	Debtor-In-Possession
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
FTSE	Financial Times Stock Exchange
GMTN	Global Medium Term Note
GSB	Goldman Sachs Bank USA
GSI	Goldman Sachs International
HICP	Harmonised Index of Consumer Prices
HSBC	HSBC Bank PLC
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
KLCI	Kuala Lumpur Composite Index
KOSPI	Korean Composite Stock Price Index
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
LP	Limited Partnership
M	Monthly payment frequency for swaps

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
ML	Merrill Lynch International
MSCI	Morgan Stanley Capital International
MSCS	Morgan Stanley Capital Services LLC
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRI	Primary Rate Interface
Q	Quarterly payment frequency for swaps
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SET	Stock Exchange of Thailand
SGMX	Sigma X MTF
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STOXX	Stock Index of the Eurozone
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TD	The Toronto-Dominion Bank
TIPS	Treasury Inflation-Protected Securities
UAG	UBS AG
UBS	UBS Securities LLC
ULSD	Ultra-Low Sulfur Diesel
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WTI	West Texas Intermediate
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,029 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $113,723,335; cash collateral of $115,788,925 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $32,563. The aggregate value of $13,437 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	04/26/24	$106.50		23		23	$17,969
5 Year U.S. Treasury Notes Futures	Call	04/26/24	$106.75		48		48	30,000
10 Year U.S. Treasury Notes Futures	Call	04/26/24	$110.50		39		39	33,516
10 Year U.S. Treasury Notes Futures	Call	04/26/24	$111.00		16		16	9,500
20 Year U.S. Treasury Bonds Futures	Call	04/26/24	$119.00		24		24	52,501
20 Year U.S. Treasury Bonds Futures	Call	04/26/24	$119.50		8		8	14,875
Australian Dollar Currency	Call	04/05/24	66.00		8		8	560
Euro Futures	Call	04/05/24	1.10		4		500	125
Euro Futures	Call	04/05/24	1.11		4		500	25
Euro-Bund Futures	Call	04/26/24	132.00		16	EUR	16	29,690
Euro-Bund Futures	Call	04/26/24	134.00		16	EUR	16	10,184
S&P 500 Index	Call	07/30/27	$4,290.00		60		6	9,580,218
A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index	Call	02/28/29	$4,510.00		10		1	$1,693,365
British Pound Currency	Put	04/05/24	125.50		5		3	469
British Pound Currency	Put	04/05/24	127.50		5		3	4,000
Euro Futures	Put	04/05/24	1.08		1		125	300
Euro Futures	Put	04/05/24	1.09		3		375	3,187
Euro Futures	Put	04/05/24	1.10		4		500	6,550
Euro Futures	Put	05/03/24	1.09		3		375	3,262
Total Exchange Traded (cost $6,146,698)								$11,490,296

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs MXN	Put	BOA	04/04/24	16.83		—		380	$4,912
Currency Option USD vs MXN	Put	BOA	06/04/24	16.76		—		380	4,865
Currency Option USD vs ZAR	Put	GSI	04/08/24	18.21		—		449	47
Total OTC Traded (cost $10,646)									$9,824
Total Options Purchased (cost $6,157,344)								$11,500,120
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/13/24	$96.25		36		90	$(10,125)
5 Year U.S. Treasury Notes Futures	Call	04/26/24	$107.50		11		11	(3,094)
5 Year U.S. Treasury Notes Futures	Call	04/26/24	$107.75		66		66	(13,922)
10 Year U.S. Treasury Notes Futures	Call	04/26/24	$111.50		4		4	(1,625)
10 Year U.S. Treasury Notes Futures	Call	04/26/24	$112.00		31		31	(8,234)
10 Year U.S. Treasury Notes Futures	Call	05/24/24	$113.00		32		32	(9,500)
20 Year U.S. Treasury Bonds Futures	Call	04/26/24	$120.00		12		12	(18,750)
20 Year U.S. Treasury Bonds Futures	Call	04/26/24	$121.00		8		8	(8,500)
20 Year U.S. Treasury Bonds Futures	Call	04/26/24	$122.00		39		39	(26,812)
20 Year U.S. Treasury Bonds Futures	Call	04/26/24	$123.00		4		4	(1,750)
Total Exchange Traded (premiums received $154,922)								$(102,312)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	GSI	05/23/24	5.04	—	455	$(6,487)
(premiums received $9,060)
Total Options Written (premiums received $163,982)							$(108,799)
Financial Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
30	3 Month CME SOFR	Sep. 2025	$7,209,000	$7,999
44	3 Month CME SOFR	Dec. 2025	10,586,950	(48,103)
382	2 Year U.S. Treasury Notes	Jun. 2024	78,113,031	(75,165)
890	5 Year U.S. Treasury Notes	Jun. 2024	95,243,911	173,640
A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Financial Futures contracts outstanding at March 31, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
27	10 Year Euro-Bund	Jun. 2024	$3,885,219	$28,312
16	10 Year U.K. Gilt	Jun. 2024	2,018,228	30,971
636	10 Year U.S. Treasury Notes	Jun. 2024	70,466,816	238,752
74	10 Year U.S. Ultra Treasury Notes	Jun. 2024	8,481,095	26,140
184	20 Year U.S. Treasury Bonds	Jun. 2024	22,160,499	289,455
6	30 Year Euro Buxl	Jun. 2024	879,047	19,800
260	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	33,540,000	451,390
5	Euro Currency	Jun. 2024	676,344	(6,506)
3	FTSE Bursa Malaysia KLCI Index	Apr. 2024	48,584	(172)
4	MSCI Taiwan Stock Index	Apr. 2024	276,000	80
1	Japanese Yen Currency	Jun. 2024	83,569	(2,793)
3	KOSPI 200 Index	Jun. 2024	209,304	8,357
379	Mini MSCI EAFE Index	Jun. 2024	44,667,045	549,934
5	MSCI Emerging Markets Latin America Index	Jun. 2024	311,500	5,945
14	MSCI Emerging Markets Index	Jun. 2024	421,820	154
3	MSCI Indonesia Index	Jun. 2024	56,295	(1,479)
81	NASDAQ 100 E-Mini Index	Jun. 2024	29,929,500	292,619
69	Russell 2000 E-Mini Index	Jun. 2024	7,403,355	128,371
124	S&P 500 E-Mini Index	Jun. 2024	32,912,700	727,194
11	SET 50 Index	Jun. 2024	50,244	(300)
				2,844,595
Short Positions:
15	30 Day Federal Funds	Apr. 2024	5,917,505	(185)
31	30 Day Federal Funds	May 2024	12,233,062	(705)
31	90 Day Euro EURIBOR	Jun. 2024	8,056,326	(3,789)
12	90 Day Euro EURIBOR	Dec. 2024	3,138,644	19,970
248	3 Month CME SOFR	Jun. 2024	58,696,950	(4,583)
6	5 Year Euro-Bobl	Jun. 2024	765,444	(4,892)
14	5 Year U.S. Treasury Notes	Jun. 2024	1,498,219	(2,510)
5	10 Year Euro-Bund	Jun. 2024	719,485	(7,556)
28	10 Year Japanese Bonds	Jun. 2024	26,982,693	(75,813)
621	10 Year U.S. Treasury Notes	Jun. 2024	68,804,862	(226,760)
74	10 Year U.S. Ultra Treasury Notes	Jun. 2024	8,481,094	(66,975)
8	20 Year U.S. Treasury Bonds	Jun. 2024	963,500	(18,896)
33	Australian Dollar Currency	Jun. 2024	2,155,890	26,636
20	British Pound Currency	Jun. 2024	1,578,375	19,350
13	Euro Currency	Jun. 2024	1,758,494	20,064
44	Euro STOXX 50 Index	Jun. 2024	2,394,831	(67,414)
31	Euro-BTP Italian Government Bond	Jun. 2024	3,980,212	(27,065)
30	IFSC Nifty 50 Index	Apr. 2024	1,348,890	(10,942)
17	Mexican Peso	Jun. 2024	505,325	(2,599)
				(434,664)
				$2,409,931

Commodity Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
3	Brent Crude	Jun. 2024	$261,000	$2,113
139	Brent Crude	Jul. 2024	11,974,850	649,091
51	Coffee ’C’	May 2024	3,611,756	95,917
54	Copper	May 2024	5,409,450	262,339
A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Commodity Futures contracts outstanding at March 31, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
246	Corn	May 2024	$5,436,600	$(106,363)
55	Cotton No. 2	May 2024	2,512,950	6,950
43	Gasoline RBOB	May 2024	4,913,404	380,257
96	Gold 100 OZ	Jun. 2024	21,488,640	666,755
82	Hard Red Winter Wheat	May 2024	2,399,525	(104,058)
38	Lean Hogs	Jun. 2024	1,542,040	9,782
80	Live Cattle	Jun. 2024	5,768,000	(92,145)
24	LME Lead	May 2024	1,227,354	(40,854)
50	LME Nickel	May 2024	4,998,645	69,047
116	LME PRI Aluminum	May 2024	6,730,842	256,802
62	LME Zinc	May 2024	3,752,069	12,010
53	Low Sulphur Gas Oil	May 2024	4,282,400	131,367
509	Natural Gas	May 2024	8,973,670	(1,594,537)
42	NY Harbor ULSD	May 2024	4,626,443	(43,850)
52	Silver	May 2024	6,478,160	422,854
69	No. 2 Soft Red Winter Wheat	May 2024	1,932,863	52,212
136	Soybean	May 2024	8,102,200	(77,975)
137	Soybean Meal	May 2024	4,626,490	(238,298)
247	Soybean Oil	May 2024	7,106,190	260,312
202	Sugar #11 (World)	May 2024	5,094,925	9,315
172	WTI Crude	May 2024	14,305,240	1,604,380
				2,593,423
Short Positions:
14	LME PRI Aluminum	May 2024	812,343	(32,467)
29	LME Zinc	May 2024	1,755,000	48,094
				15,627
				$2,609,050
Forward foreign currency exchange contracts outstanding at March 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/17/24	BARC	AUD	160,966	$105,140,507	$104,951,764	$—	$(188,743)
Expiring 04/17/24	BARC	AUD	2,200	1,462,961	1,434,425	—	(28,536)
Expiring 04/17/24	BARC	AUD	400	264,142	260,804	—	(3,338)
Expiring 04/17/24	MSCS	AUD	7,300	4,768,412	4,759,685	—	(8,727)
Expiring 04/17/24	MSCS	AUD	900	589,395	586,810	—	(2,585)
Expiring 04/19/24	CITI	AUD	6,037	4,047,627	3,936,332	—	(111,295)
Expiring 04/19/24	JPM	AUD	343	224,980	223,652	—	(1,328)
Expiring 06/20/24	UAG	AUD	57	36,969	36,946	—	(23)
Brazilian Real,
Expiring 04/02/24	CITI	BRL	442	89,000	88,139	—	(861)
Expiring 04/02/24	CITI	BRL	439	88,000	87,418	—	(582)
Expiring 04/02/24	DB	BRL	2,838	573,089	565,491	—	(7,598)
Expiring 04/02/24	TD	BRL	723	144,000	144,026	26	—
Expiring 04/19/24	MSCS	BRL	3,943	797,787	784,501	—	(13,286)
Expiring 04/19/24	MSCS	BRL	997	199,596	198,357	—	(1,239)
Expiring 04/19/24	MSCS	BRL	929	188,360	184,916	—	(3,444)
Expiring 05/03/24	CITI	BRL	3,454	690,770	686,237	—	(4,533)
British Pound,
Expiring 04/17/24	BARC	GBP	8,513	10,879,296	10,745,712	—	(133,584)
A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/17/24	BARC	GBP	1,900	$2,426,498	$2,398,339	$—	$(28,159)
Expiring 04/17/24	BARC	GBP	1,600	2,037,836	2,019,654	—	(18,182)
Expiring 04/17/24	BARC	GBP	1,500	1,891,380	1,893,426	2,046	—
Expiring 04/17/24	MSCS	GBP	4,500	5,712,120	5,680,279	—	(31,841)
Expiring 04/17/24	MSCS	GBP	4,300	5,455,471	5,427,822	—	(27,649)
Expiring 04/17/24	MSCS	GBP	1,200	1,537,572	1,514,741	—	(22,831)
Expiring 04/17/24	MSCS	GBP	300	382,451	378,685	—	(3,766)
Expiring 04/19/24	MSCS	GBP	28	35,098	34,752	—	(346)
Canadian Dollar,
Expiring 04/17/24	BARC	CAD	28,852	21,270,095	21,306,238	36,143	—
Expiring 04/17/24	BARC	CAD	6,345	4,713,678	4,685,601	—	(28,077)
Expiring 04/17/24	BARC	CAD	5,427	4,001,884	4,007,871	5,987	—
Expiring 04/17/24	BARC	CAD	1,696	1,250,657	1,252,487	1,830	—
Expiring 04/17/24	BARC	CAD	36	26,267	26,390	123	—
Expiring 04/17/24	BARC	CAD	19	14,035	14,075	40	—
Expiring 04/17/24	MSCS	CAD	5,202	3,835,094	3,841,702	6,608	—
Expiring 04/17/24	MSCS	CAD	4,825	3,564,274	3,563,048	—	(1,226)
Expiring 04/17/24	MSCS	CAD	133	98,116	98,465	349	—
Expiring 04/17/24	MSCS	CAD	87	63,842	63,932	90	—
Expiring 04/17/24	MSCS	CAD	72	52,989	52,948	—	(41)
Expiring 04/17/24	MSCS	CAD	55	40,734	40,597	—	(137)
Expiring 04/17/24	MSCS	CAD	52	37,900	38,038	138	—
Expiring 04/17/24	MSCS	CAD	50	36,772	36,610	—	(162)
Expiring 04/17/24	MSCS	CAD	34	25,320	25,187	—	(133)
Expiring 04/17/24	MSCS	CAD	29	21,251	21,075	—	(176)
Expiring 04/17/24	MSCS	CAD	11	7,798	7,755	—	(43)
Chilean Peso,
Expiring 06/21/24	BNP	CLP	2,277	2,313	2,319	6	—
Expiring 06/21/24	MSI	CLP	179,002	189,000	182,312	—	(6,688)
China Yuan,
Expiring 06/20/24	JPM	CNY	32,038	4,433,915	4,494,708	60,793	—
Chinese Renminbi,
Expiring 04/19/24	BOA	CNH	2,860	399,126	394,100	—	(5,026)
Expiring 04/24/24	CITI	CNH	2,328	321,001	320,873	—	(128)
Expiring 04/24/24	HSBC	CNH	2,230	312,000	307,337	—	(4,663)
Expiring 04/24/24	JPM	CNH	2,278	317,000	313,933	—	(3,067)
Expiring 04/24/24	MSI	CNH	2,273	314,000	313,271	—	(729)
Colombian Peso,
Expiring 06/20/24	BNP	COP	535,082	135,110	136,547	1,437	—
Expiring 06/20/24	CITI	COP	912,720	229,165	232,915	3,750	—
Euro,
Expiring 04/17/24	BARC	EUR	97,062	106,178,584	104,796,860	—	(1,381,724)
Expiring 04/17/24	BARC	EUR	200	218,038	215,937	—	(2,101)
Expiring 04/17/24	BARC	EUR	200	216,486	215,937	—	(549)
Expiring 04/17/24	MSCS	EUR	100	108,570	107,968	—	(602)
Expiring 04/17/24	MSCS	EUR	100	109,405	107,969	—	(1,436)
Expiring 04/19/24	CITI	EUR	295	323,951	318,532	—	(5,419)
Expiring 04/19/24	CITI	EUR	82	89,000	88,603	—	(397)
Expiring 06/20/24	BARC	EUR	1,121	1,229,222	1,213,438	—	(15,784)
Indian Rupee,
Expiring 06/20/24	JPM	INR	35,768	430,531	427,836	—	(2,695)
Indonesian Rupiah,
Expiring 04/19/24	JPM	IDR	2,903,655	183,950	182,819	—	(1,131)
Expiring 06/20/24	BNP	IDR	780,273	49,399	49,046	—	(353)
Expiring 06/20/24	BOA	IDR	2,747,748	177,000	172,718	—	(4,282)
A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 06/20/24	MSI	IDR	19,499,655	$1,255,677	$1,225,707	$—	$(29,970)
Japanese Yen,
Expiring 04/17/24	BARC	JPY	3,169,161	21,299,963	20,997,345	—	(302,618)
Expiring 04/17/24	BARC	JPY	724,027	4,807,062	4,797,053	—	(10,009)
Expiring 04/17/24	BARC	JPY	588,709	3,903,535	3,900,506	—	(3,029)
Expiring 04/17/24	BARC	JPY	197,070	1,307,953	1,305,693	—	(2,260)
Expiring 04/17/24	BARC	JPY	82,207	561,554	544,663	—	(16,891)
Expiring 04/17/24	BARC	JPY	5,709	37,793	37,823	30	—
Expiring 04/17/24	BARC	JPY	4,632	31,484	30,693	—	(791)
Expiring 04/17/24	MSCS	JPY	2,126,473	14,506,599	14,088,993	—	(417,606)
Expiring 04/17/24	MSCS	JPY	1,000,441	6,805,338	6,628,442	—	(176,896)
Expiring 04/17/24	MSCS	JPY	211,751	1,451,922	1,402,962	—	(48,960)
Expiring 04/17/24	MSCS	JPY	74,650	493,987	494,595	608	—
Expiring 04/19/24	BNP	JPY	11,800	78,980	78,204	—	(776)
Expiring 04/19/24	BOA	JPY	30,117	210,981	199,596	—	(11,385)
Expiring 04/19/24	CITI	JPY	12,400	86,654	82,181	—	(4,473)
Expiring 04/19/24	MSCS	JPY	264,360	1,853,149	1,752,037	—	(101,112)
Expiring 04/19/24	MSCS	JPY	55,942	388,864	370,752	—	(18,112)
Expiring 04/19/24	MSCS	JPY	21,100	145,879	139,840	—	(6,039)
Expiring 04/19/24	MSCS	JPY	6,500	44,221	43,078	—	(1,143)
Expiring 06/20/24	BARC	JPY	18,949	130,252	126,783	—	(3,469)
Expiring 06/20/24	BNP	JPY	215,670	1,482,452	1,442,945	—	(39,507)
Expiring 06/20/24	BOA	JPY	1,188	8,164	7,947	—	(217)
Expiring 06/20/24	GSI	JPY	12,621	86,751	84,443	—	(2,308)
Expiring 06/20/24	JPM	JPY	37,207	255,745	248,936	—	(6,809)
Malaysian Ringgit,
Expiring 06/20/24	GSI	MYR	205	43,921	43,192	—	(729)
Mexican Peso,
Expiring 04/19/24	JPM	MXN	13,547	788,029	812,200	24,171	—
Expiring 04/19/24	JPM	MXN	2,182	126,628	130,820	4,192	—
Expiring 04/19/24	JPM	MXN	1,893	108,859	113,479	4,620	—
Expiring 06/20/24	BARC	MXN	—*	3	3	—	—
Expiring 06/20/24	BNP	MXN	3	158	160	2	—
Expiring 06/20/24	BOA	MXN	19,189	1,133,659	1,139,220	5,561	—
Expiring 06/20/24	BOA	MXN	3,892	230,000	231,055	1,055	—
Expiring 06/20/24	GSI	MXN	2	108	110	2	—
Expiring 06/20/24	UAG	MXN	1	73	74	1	—
New Taiwanese Dollar,
Expiring 04/19/24	CITI	TWD	24,490	769,642	765,373	—	(4,269)
Expiring 06/20/24	BOA	TWD	10,351	325,000	324,771	—	(229)
Expiring 06/20/24	BOA	TWD	9,757	306,001	306,120	119	—
Expiring 06/20/24	CITI	TWD	10,757	342,000	337,499	—	(4,501)
Expiring 06/20/24	GSI	TWD	7,688	246,154	241,200	—	(4,954)
Expiring 06/20/24	GSI	TWD	1,164	36,590	36,535	—	(55)
Expiring 06/20/24	HSBC	TWD	9,305	293,000	291,929	—	(1,071)
Expiring 06/20/24	MSI	TWD	12,160	384,000	381,528	—	(2,472)
New Zealand Dollar,
Expiring 04/17/24	MSCS	NZD	31,165	18,991,874	18,619,873	—	(372,001)
Expiring 04/19/24	CITI	NZD	225	138,542	134,558	—	(3,984)
Expiring 06/20/24	BNP	NZD	5	3,032	2,946	—	(86)
Expiring 06/20/24	GSI	NZD	2	1,406	1,366	—	(40)
Expiring 06/20/24	JPM	NZD	2	1,426	1,386	—	(40)
Expiring 06/20/24	UAG	NZD	12	7,167	6,964	—	(203)
Norwegian Krone,
Expiring 04/17/24	BARC	NOK	42,898	4,083,127	3,953,340	—	(129,787)
A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 04/17/24	BARC	NOK	423	$39,242	$38,985	$—	$(257)
Expiring 04/17/24	BARC	NOK	398	36,704	36,680	—	(24)
Expiring 04/17/24	BARC	NOK	375	35,897	34,590	—	(1,307)
Expiring 04/17/24	BARC	NOK	294	27,807	27,137	—	(670)
Expiring 04/17/24	MSCS	NOK	294,212	27,795,445	27,113,689	—	(681,756)
Expiring 04/17/24	MSCS	NOK	92,101	8,608,950	8,487,751	—	(121,199)
Expiring 04/17/24	MSCS	NOK	29,832	2,824,342	2,749,251	—	(75,091)
Expiring 04/17/24	MSCS	NOK	21,114	1,996,339	1,945,832	—	(50,507)
Expiring 04/17/24	MSCS	NOK	508	47,637	46,849	—	(788)
Expiring 04/17/24	MSCS	NOK	338	32,618	31,182	—	(1,436)
Expiring 04/17/24	MSCS	NOK	203	19,182	18,691	—	(491)
Expiring 04/17/24	MSCS	NOK	53	5,100	4,901	—	(199)
Expiring 04/19/24	BNP	NOK	9,738	953,460	897,506	—	(55,954)
Expiring 06/20/24	BOA	NOK	32	3,002	2,910	—	(92)
Expiring 06/20/24	GSI	NOK	16	1,488	1,443	—	(45)
Expiring 06/20/24	JPM	NOK	32	3,089	2,994	—	(95)
Expiring 06/20/24	UAG	NOK	19	1,839	1,783	—	(56)
Peruvian Nuevo Sol,
Expiring 06/20/24	CITI	PEN	758	205,000	203,437	—	(1,563)
Philippine Peso,
Expiring 06/20/24	CITI	PHP	49,221	888,539	875,288	—	(13,251)
Expiring 06/20/24	JPM	PHP	16,121	291,000	286,686	—	(4,314)
Expiring 06/20/24	MSI	PHP	57,781	1,044,057	1,027,512	—	(16,545)
Polish Zloty,
Expiring 04/19/24	CITI	PLN	748	190,000	187,318	—	(2,682)
Expiring 04/19/24	GSI	PLN	482	118,854	120,594	1,740	—
Expiring 04/19/24	HSBC	PLN	1,038	257,411	259,911	2,500	—
Expiring 04/19/24	JPM	PLN	280	69,146	70,035	889	—
Singapore Dollar,
Expiring 06/20/24	BNP	SGD	116	87,000	86,597	—	(403)
South African Rand,
Expiring 04/19/24	GSB	ZAR	3,528	187,110	185,956	—	(1,154)
Expiring 06/20/24	BNP	ZAR	7,341	389,311	384,924	—	(4,387)
Expiring 06/20/24	GSI	ZAR	6,497	346,210	340,664	—	(5,546)
Expiring 06/20/24	UAG	ZAR	113	6,022	5,944	—	(78)
South Korean Won,
Expiring 04/19/24	JPM	KRW	957,814	734,452	710,445	—	(24,007)
Expiring 06/20/24	BOA	KRW	232,901	176,000	173,333	—	(2,667)
Expiring 06/20/24	UAG	KRW	257,496	195,135	191,637	—	(3,498)
Swedish Krona,
Expiring 04/17/24	BARC	SEK	67	6,506	6,307	—	(199)
Expiring 04/17/24	MSCS	SEK	495,892	47,906,221	46,363,771	—	(1,542,450)
Expiring 04/17/24	MSCS	SEK	10,172	983,045	951,019	—	(32,026)
Expiring 04/17/24	MSCS	SEK	426	39,814	39,815	1	—
Expiring 04/17/24	MSCS	SEK	76	7,203	7,061	—	(142)
Swiss Franc,
Expiring 04/17/24	BARC	CHF	25	27,759	27,904	145	—
Expiring 04/17/24	BARC	CHF	19	22,029	21,556	—	(473)
Expiring 04/17/24	MSCS	CHF	31	35,749	34,675	—	(1,074)
Expiring 04/17/24	MSCS	CHF	27	30,787	30,291	—	(496)
Expiring 04/17/24	MSCS	CHF	26	29,597	28,727	—	(870)
Expiring 04/19/24	GSB	CHF	40	45,425	44,458	—	(967)
Expiring 04/19/24	GSB	CHF	30	33,882	33,344	—	(538)
Expiring 04/19/24	GSB	CHF	30	33,870	33,344	—	(526)
Expiring 04/19/24	GSB	CHF	30	34,056	33,344	—	(712)
A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 04/19/24	GSB	CHF	30	$33,273	$33,344	$71	$—
Expiring 04/19/24	GSB	CHF	20	22,202	22,229	27	—
Thai Baht,
Expiring 06/20/24	MSI	THB	6,375	176,000	175,936	—	(64)
Expiring 06/20/24	UAG	THB	1,682	47,351	46,420	—	(931)
Turkish Lira,
Expiring 12/23/24	GSI	TRY	44,515	1,137,608	1,013,323	—	(124,285)
				$492,555,912	$486,107,151	165,100	(6,613,861)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/17/24	BARC	AUD	14,500	$9,598,274	$9,454,169	$144,105	$—
Expiring 04/17/24	BARC	AUD	3,300	2,168,420	2,151,638	16,782	—
Expiring 04/17/24	BARC	AUD	1,700	1,123,588	1,108,420	15,168	—
Expiring 04/17/24	BARC	AUD	200	132,251	130,403	1,848	—
Expiring 04/17/24	BARC	AUD	200	130,426	130,403	23	—
Expiring 04/17/24	MSCS	AUD	155,766	101,752,813	101,561,304	191,509	—
Expiring 04/17/24	MSCS	AUD	7,300	4,838,100	4,759,685	78,415	—
Expiring 04/17/24	MSCS	AUD	2,300	1,510,074	1,499,627	10,447	—
Expiring 06/20/24	BARC	AUD	4	2,381	2,350	31	—
Expiring 06/20/24	BNYM	AUD	5	3,231	3,189	42	—
Expiring 06/20/24	CITI	AUD	50	32,846	32,416	430	—
Expiring 06/20/24	JPM	AUD	7	4,693	4,632	61	—
Brazilian Real,
Expiring 04/02/24	CITI	BRL	3,454	692,960	688,254	4,706	—
Expiring 04/02/24	GSI	BRL	988	198,000	196,821	1,179	—
Expiring 05/03/24	CITI	BRL	444	89,000	88,260	740	—
Expiring 06/20/24	GSI	BRL	10,379	2,084,460	2,053,182	31,278	—
Expiring 06/20/24	GSI	BRL	158	31,438	31,310	128	—
British Pound,
Expiring 04/17/24	MSCS	GBP	33,913	43,342,735	42,807,729	535,006	—
Expiring 04/19/24	BOA	GBP	62	78,770	78,110	660	—
Expiring 04/19/24	GSB	GBP	313	398,422	395,079	3,343	—
Expiring 04/19/24	HSBC	GBP	1,509	1,922,176	1,904,832	17,344	—
Expiring 04/19/24	JPM	GBP	69	87,000	86,665	335	—
Expiring 06/20/24	BNP	GBP	2	2,843	2,807	36	—
Expiring 06/20/24	JPM	GBP	19	24,474	24,158	316	—
Canadian Dollar,
Expiring 04/17/24	BARC	CAD	99	72,589	72,759	—	(170)
Expiring 04/17/24	BARC	CAD	46	33,920	34,051	—	(131)
Expiring 04/17/24	BARC	CAD	25	18,710	18,748	—	(38)
Expiring 04/17/24	BARC	CAD	15	10,851	10,889	—	(38)
Expiring 04/17/24	MSCS	CAD	41	30,584	30,474	110	—
Expiring 04/19/24	MSCS	CAD	139	104,064	102,892	1,172	—
Expiring 06/20/24	CITI	CAD	4	2,853	2,842	11	—
Expiring 06/20/24	JPM	CAD	94	69,992	69,735	257	—
Chilean Peso,
Expiring 06/21/24	TD	CLP	392,487	413,798	399,744	14,054	—
China Yuan,
Expiring 06/20/24	BOA	CNY	8	1,069	1,070	—	(1)
Expiring 06/20/24	JPM	CNY	31,367	4,395,602	4,400,652	—	(5,050)
A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
China Yuan (cont’d.),
Expiring 06/20/24	UAG	CNY	45,084	$6,357,002	$6,325,010	$31,992	$—
Expiring 06/20/24	UAG	CNY	663	92,878	92,985	—	(107)
Chinese Renminbi,
Expiring 04/19/24	JPM	CNH	2,907	408,642	400,585	8,057	—
Expiring 04/19/24	JPM	CNH	580	81,365	79,978	1,387	—
Expiring 04/24/24	CITI	CNH	2,363	329,000	325,711	3,289	—
Expiring 04/24/24	CITI	CNH	2,350	327,000	323,844	3,156	—
Expiring 04/24/24	HSBC	CNH	4,388	611,000	604,791	6,209	—
Expiring 04/24/24	HSBC	CNH	2,365	326,000	325,917	83	—
Expiring 04/24/24	MSI	CNH	14,033	1,965,108	1,934,033	31,075	—
Czech Koruna,
Expiring 04/19/24	BARC	CZK	2,287	99,515	97,495	2,020	—
Expiring 04/19/24	BARC	CZK	2,262	98,485	96,411	2,074	—
Expiring 04/19/24	BNP	CZK	5,179	221,000	220,782	218	—
Expiring 04/19/24	BNP	CZK	4,405	189,000	187,790	1,210	—
Expiring 04/19/24	BOA	CZK	5,143	225,000	219,237	5,763	—
Expiring 04/19/24	BOA	CZK	4,621	195,000	196,978	—	(1,978)
Expiring 04/19/24	GSI	CZK	5,358	229,000	228,417	583	—
Expiring 04/19/24	GSI	CZK	2,881	121,472	122,808	—	(1,336)
Expiring 04/19/24	JPM	CZK	2,047	86,528	87,250	—	(722)
Expiring 04/19/24	MSI	CZK	5,335	227,000	227,435	—	(435)
Danish Krone,
Expiring 06/20/24	BNP	DKK	8	1,218	1,202	16	—
Expiring 06/20/24	GSI	DKK	42	6,237	6,156	81	—
Expiring 06/20/24	JPM	DKK	70	10,322	10,188	134	—
Euro,
Expiring 04/17/24	BARC	EUR	100	109,526	107,969	1,557	—
Expiring 04/17/24	BARC	EUR	100	108,568	107,968	600	—
Expiring 04/17/24	MSCS	EUR	61,762	67,563,002	66,683,907	879,095	—
Expiring 04/19/24	BARC	EUR	212	231,000	228,558	2,442	—
Expiring 04/19/24	BARC	EUR	162	173,831	174,923	—	(1,092)
Expiring 04/19/24	BOA	EUR	2,996	3,271,456	3,235,142	36,314	—
Expiring 04/19/24	CITI	EUR	1,357	1,495,404	1,465,264	30,140	—
Expiring 04/19/24	CITI	EUR	81	88,000	87,006	994	—
Expiring 04/19/24	CITI	EUR	81	88,091	87,461	630	—
Expiring 04/19/24	CITI	EUR	80	87,000	86,424	576	—
Expiring 04/19/24	CITI	EUR	79	87,000	85,200	1,800	—
Expiring 04/19/24	HSBC	EUR	399	432,710	430,828	1,882	—
Expiring 04/19/24	JPM	EUR	1,455	1,577,024	1,570,533	6,491	—
Expiring 04/19/24	SSB	EUR	4,848	5,327,085	5,234,257	92,828	—
Expiring 04/19/24	SSB	EUR	877	942,356	947,303	—	(4,947)
Expiring 04/19/24	TD	EUR	4,494	4,907,776	4,852,711	55,065	—
Expiring 06/20/24	BNP	EUR	643	705,209	696,428	8,781	—
Expiring 06/20/24	GSI	EUR	117	127,790	126,199	1,591	—
Expiring 06/20/24	JPM	EUR	999	1,095,087	1,081,475	13,612	—
Expiring 06/20/24	UAG	EUR	734	804,836	794,811	10,025	—
Expiring 06/20/24	UAG	EUR	287	311,003	310,724	279	—
Hong Kong Dollar,
Expiring 06/20/24	BARC	HKD	1	75	75	—	—
Expiring 06/20/24	BNP	HKD	59	7,583	7,577	6	—
Expiring 06/20/24	JPM	HKD	98	12,595	12,585	10	—
Hungarian Forint,
Expiring 04/19/24	BARC	HUF	79,151	216,000	216,516	—	(516)
Expiring 04/19/24	BOA	HUF	103,698	294,914	283,662	11,252	—
Expiring 04/19/24	GSI	HUF	191,065	549,133	522,653	26,480	—
A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 04/19/24	HSBC	HUF	71,601	$197,469	$195,863	$1,606	$—
Expiring 04/19/24	JPM	HUF	60,960	169,000	166,753	2,247	—
Expiring 04/19/24	UAG	HUF	57,429	160,000	157,094	2,906	—
Expiring 06/20/24	UAG	HUF	477	1,296	1,300	—	(4)
Indian Rupee,
Expiring 04/19/24	BOA	INR	32,914	394,321	394,498	—	(177)
Expiring 04/19/24	MSCS	INR	79,924	957,519	957,949	—	(430)
Expiring 06/20/24	BNP	INR	114,427	1,379,238	1,368,719	10,519	—
Expiring 06/20/24	JPM	INR	26,436	318,000	316,211	1,789	—
Expiring 06/20/24	JPM	INR	25,942	312,000	310,301	1,699	—
Expiring 06/20/24	JPM	INR	25,149	300,999	300,814	185	—
Indonesian Rupiah,
Expiring 04/19/24	BOA	IDR	6,220,025	395,098	391,625	3,473	—
Expiring 04/19/24	JPM	IDR	20,803,522	1,343,897	1,309,829	34,068	—
Expiring 06/20/24	CITI	IDR	2,296,148	145,000	144,331	669	—
Israeli Shekel,
Expiring 06/20/24	JPM	ILS	29	7,918	7,887	31	—
Japanese Yen,
Expiring 04/17/24	BARC	JPY	212,709	1,409,504	1,409,307	197	—
Expiring 04/17/24	BARC	JPY	72,876	482,708	482,842	—	(134)
Expiring 04/17/24	MSCS	JPY	3,829,893	25,740,507	25,375,033	365,474	—
Expiring 04/17/24	MSCS	JPY	1,738,449	11,592,075	11,518,128	73,947	—
Expiring 04/17/24	MSCS	JPY	471,591	3,169,458	3,124,539	44,919	—
Expiring 04/17/24	MSCS	JPY	330,021	2,229,013	2,186,560	42,453	—
Expiring 04/17/24	MSCS	JPY	2,626	17,676	17,401	275	—
Expiring 04/17/24	MSCS	JPY	2,361	16,046	15,645	401	—
Expiring 04/19/24	BOA	JPY	30,660	203,000	203,200	—	(200)
Expiring 04/19/24	GSB	JPY	11,000	75,195	72,902	2,293	—
Expiring 04/19/24	JPM	JPY	10,000	68,276	66,274	2,002	—
Expiring 04/19/24	MSCS	JPY	7,000	46,365	46,392	—	(27)
Mexican Peso,
Expiring 04/08/24	BOA	MXN	1,877	110,000	112,702	—	(2,702)
Expiring 04/19/24	BOA	MXN	3,352	199,911	200,963	—	(1,052)
Expiring 04/19/24	JPM	MXN	2,803	162,463	168,069	—	(5,606)
Expiring 04/19/24	JPM	MXN	629	36,408	37,712	—	(1,304)
Expiring 06/06/24	BOA	MXN	1,894	110,000	112,663	—	(2,663)
Expiring 06/20/24	GSI	MXN	4,301	255,999	255,373	626	—
New Taiwanese Dollar,
Expiring 04/19/24	CITI	TWD	24,488	804,693	765,323	39,370	—
Expiring 06/20/24	GSI	TWD	48,103	1,541,467	1,509,233	32,234	—
New Zealand Dollar,
Expiring 04/17/24	BARC	NZD	48,865	29,782,529	29,194,976	587,553	—
Expiring 04/17/24	BARC	NZD	10,600	6,437,628	6,333,113	104,515	—
Expiring 04/17/24	BARC	NZD	4,400	2,708,590	2,628,839	79,751	—
Expiring 04/17/24	MSCS	NZD	12,200	7,432,765	7,289,055	143,710	—
Expiring 04/17/24	MSCS	NZD	4,200	2,598,212	2,509,346	88,866	—
Expiring 04/17/24	MSCS	NZD	3,400	2,072,365	2,031,376	40,989	—
Expiring 04/17/24	MSCS	NZD	1,200	740,545	716,956	23,589	—
Expiring 04/19/24	CITI	NZD	225	137,355	134,558	2,797	—
Norwegian Krone,
Expiring 04/17/24	BARC	NOK	288,881	27,295,280	26,622,381	672,899	—
Expiring 04/17/24	BARC	NOK	15,883	1,479,273	1,463,742	15,531	—
Expiring 04/17/24	BARC	NOK	8,745	814,639	805,874	8,765	—
Expiring 04/17/24	BARC	NOK	2,053	194,449	189,227	5,222	—
Expiring 04/17/24	BARC	NOK	402	37,509	37,040	469	—
A33

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 04/17/24	MSCS	NOK	47,822	$4,555,216	$4,407,178	$148,038	$—
Expiring 04/17/24	MSCS	NOK	20,417	1,955,249	1,881,528	73,721	—
Expiring 04/17/24	MSCS	NOK	338	32,275	31,150	1,125	—
Expiring 04/19/24	BNP	NOK	7,653	732,782	705,350	27,432	—
Expiring 04/19/24	BNP	NOK	2,085	202,836	192,157	10,679	—
Peruvian Nuevo Sol,
Expiring 06/20/24	BARC	PEN	559	147,633	149,989	—	(2,356)
Expiring 06/20/24	CITI	PEN	764	207,658	205,203	2,455	—
Philippine Peso,
Expiring 06/20/24	CITI	PHP	24,277	434,000	431,711	2,289	—
Polish Zloty,
Expiring 04/19/24	CITI	PLN	1,381	343,651	345,567	—	(1,916)
Expiring 04/19/24	CITI	PLN	288	71,230	72,109	—	(879)
Expiring 04/19/24	GSB	PLN	6,667	1,682,689	1,668,736	13,953	—
Expiring 04/19/24	GSI	PLN	659	162,770	165,026	—	(2,256)
Expiring 06/20/24	BOA	PLN	34	8,641	8,496	145	—
Singapore Dollar,
Expiring 06/20/24	JPM	SGD	3	2,633	2,597	36	—
Expiring 06/20/24	MSI	SGD	667	500,936	495,898	5,038	—
South African Rand,
Expiring 04/10/24	GSB	ZAR	3,126	167,000	164,902	2,098	—
Expiring 04/19/24	GSB	ZAR	7,545	402,127	397,682	4,445	—
South Korean Won,
Expiring 06/20/24	CITI	KRW	478,262	364,913	355,939	8,974	—
Expiring 06/20/24	HSBC	KRW	452,329	338,000	336,638	1,362	—
Expiring 06/20/24	MSI	KRW	235,083	176,000	174,957	1,043	—
Expiring 06/20/24	UAG	KRW	32,164	23,941	23,938	3	—
Swedish Krona,
Expiring 04/17/24	BARC	SEK	480,193	46,392,129	44,895,987	1,496,142	—
Expiring 04/17/24	BARC	SEK	54,474	5,201,962	5,093,095	108,867	—
Expiring 04/17/24	BARC	SEK	52,364	5,000,000	4,895,811	104,189	—
Expiring 04/17/24	BARC	SEK	337	31,835	31,475	360	—
Expiring 04/17/24	BARC	SEK	247	23,405	23,133	272	—
Expiring 04/17/24	BARC	SEK	148	14,511	13,841	670	—
Expiring 04/17/24	MSCS	SEK	33,001	3,175,696	3,085,422	90,274	—
Expiring 04/17/24	MSCS	SEK	28,471	2,702,571	2,661,885	40,686	—
Expiring 04/17/24	MSCS	SEK	14,209	1,374,210	1,328,448	45,762	—
Expiring 04/17/24	MSCS	SEK	13,957	1,325,131	1,304,944	20,187	—
Expiring 04/17/24	MSCS	SEK	176	17,156	16,466	690	—
Expiring 06/20/24	BNP	SEK	198	19,462	18,606	856	—
Swiss Franc,
Expiring 04/17/24	BARC	CHF	19,670	22,331,219	21,858,177	473,042	—
Expiring 04/17/24	BARC	CHF	33	37,749	36,991	758	—
Expiring 04/17/24	BARC	CHF	25	28,748	27,877	871	—
Expiring 04/17/24	BARC	CHF	25	28,252	28,069	183	—
Expiring 04/17/24	BARC	CHF	24	26,848	26,927	—	(79)
Expiring 04/17/24	BARC	CHF	16	18,079	17,591	488	—
Expiring 04/17/24	BARC	CHF	8	8,958	8,736	222	—
Expiring 04/17/24	MSCS	CHF	14,212	16,135,574	15,793,204	342,370	—
Expiring 04/17/24	MSCS	CHF	41	46,688	45,500	1,188	—
Expiring 04/17/24	MSCS	CHF	22	24,723	24,619	104	—
Expiring 04/17/24	MSCS	CHF	17	18,413	18,382	31	—
Expiring 04/17/24	MSCS	CHF	11	12,552	12,391	161	—
Expiring 04/19/24	GSB	CHF	288	327,299	320,017	7,282	—
Expiring 04/19/24	GSB	CHF	40	45,732	44,459	1,273	—
A34

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 04/19/24	GSB	CHF	40	$45,717	$44,459	$1,258	$—
Expiring 04/19/24	GSB	CHF	30	34,264	33,344	920	—
Expiring 06/20/24	BNP	CHF	—*	329	320	9	—
Thai Baht,
Expiring 06/20/24	CITI	THB	4,150	116,000	114,536	1,464	—
Expiring 06/20/24	GSI	THB	12,158	338,000	335,498	2,502	—
Expiring 06/20/24	JPM	THB	8,201	231,000	226,319	4,681	—
Expiring 06/20/24	MSI	THB	23,614	665,317	651,643	13,674	—
Turkish Lira,
Expiring 06/20/24	UAG	TRY	22	598	609	—	(11)
Expiring 12/23/24	GSI	TRY	26,521	626,685	603,726	22,959	—
Expiring 12/23/24	GSI	TRY	17,993	435,515	409,596	25,919	—
				$533,683,398	$525,821,233	7,900,522	(38,357)
						$8,065,622	$(6,652,218)
* Less than 500.
Cross currency exchange contracts outstanding at March 31, 2024:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/19/24	Buy	EUR	54	HUF	20,969	$947	$—	TD
04/19/24	Buy	PLN	351	EUR	81	506	—	BOA
04/19/24	Buy	PLN	352	EUR	82	—	(504)	SSB
04/19/24	Buy	PLN	938	EUR	215	2,673	—	BOA
						$4,126	$(504)
Credit default swap agreements outstanding at March 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teva Pharmaceutical Industries Ltd.	06/20/26	1.000%(Q)	268	0.631%	$(11,729)	$2,179	$13,908

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000%(Q)	121	$4,173	$8,511	$(4,338)	BARC

A35

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Credit default swap agreements outstanding at March 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	500	0.084%	$697	$(850)	$1,547	BNP

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	571	$(40,068)	$(42,132)	$(2,064)
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	823	(17,954)	(18,858)	(904)
				$(58,022)	$(60,990)	$(2,968)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	396	3.116%	$21,734	$29,814	$8,080
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at March 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	875	01/17/34	2.172%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(753)	$(753)
A36

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Inflation swap agreements outstanding at March 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
EUR	1,094	01/17/34	2.172%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(942)	$(942)
EUR	1,094	01/17/34	2.172%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(942)	(942)
EUR	1,184	01/17/34	2.173%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(897)	(897)
EUR	1,094	01/17/34	2.173%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(829)	(829)
EUR	1,094	01/17/34	2.182%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	131	131
EUR	389	01/15/54	2.418%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(7,325)	(7,325)
EUR	395	01/15/54	2.421%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(6,986)	(6,986)
EUR	395	01/15/54	2.421%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(6,986)	(6,986)
					$—	$(25,529)	$(25,529)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CNH	32,406	05/16/28	2.564%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	$—	$91,131	$91,131
CNH	17,322	11/03/28	2.378%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	—	31,484	31,484
CNH	17,322	11/03/28	2.378%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	—	31,538	31,538
GBP	1,190	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.191%	(16,485)	154,402	170,887
MXN	31,562	10/25/32	9.260%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	59,241	59,241
MXN	19,159	03/01/33	8.450%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	(23,214)	(23,214)
	11,368	06/04/24	4.600%(T)	1 Day SOFR(2)(T)/ 5.340%	46	(90,340)	(90,386)
	22,990	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.340%	—	(7,020)	(7,020)
	2,756	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(4,190)	(4,190)
	3,392	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.340%	—	391	391
	7,668	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(684)	(684)
	7,760	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.340%	—	31,244	31,244
	10,265	10/13/25	1.396%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(294,740)	(294,740)
	26,521	03/15/26	4.450%(A)	1 Day SOFR(2)(A)/ 5.340%	3,102	(4,057)	(7,159)
	1,715	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.340%	317	(6,538)	(6,855)
	4,997	02/28/31	3.870%(A)	1 Day SOFR(1)(A)/ 5.340%	(14,549)	(8,830)	5,719
	3,041	02/15/48	2.600%(A)	1 Day SOFR(1)(A)/ 5.340%	163,515	548,387	384,872
	645	02/15/48	3.050%(A)	1 Day SOFR(1)(A)/ 5.340%	26,276	70,609	44,333
	5,637	05/15/48	3.150%(A)	1 Day SOFR(1)(A)/ 5.340%	(355,705)	624,430	980,135
					$(193,483)	$1,203,244	$1,396,727

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	15,979	01/04/27	11.993%(T)	1 Day BROIS(2)(T)/ 0.040%	$78,080	$—	$78,080	BOA
BRL	11,954	01/02/29	12.610%(T)	1 Day BROIS(2)(T)/ 0.040%	132,262	—	132,262	BNP
BRL	9,621	01/02/29	12.893%(T)	1 Day BROIS(2)(T)/ 0.040%	123,210	—	123,210	JPM
					$333,552	$—	$333,552

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

A37

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Total return swap agreements outstanding at March 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Total Return Index(Q)	U.S. Treasury Bill -3 Month Auction Avg Discount +11bps(Q)/ 5.340%	ML	03/31/25	42,854	$—	$—	$—
BNP EMU Anti-Value + Quality Index(Q)	1 Day EuroSTR +2bps(Q)/ 3.919%	BNP	09/16/24	EUR (247)	(7,855)	—	(7,855)
BNP EMU Anti-Value + Quality Index(Q)	1 Day EuroSTR +2bps(Q)/ 3.919%	BNP	09/16/24	EUR (244)	(6,561)	—	(6,561)
BNP EMU Anti-Value + Quality Index(Q)	1 Day EuroSTR +2bps(Q)/ 3.919%	BNP	09/16/24	EUR (243)	(7,531)	—	(7,531)
BNP EMU Anti-Value + Quality Index(Q)	1 Day EuroSTR +2bps(Q)/ 3.919%	BNP	09/16/24	EUR (242)	(7,075)	—	(7,075)
BNP EMU Anti-Value + Quality Index(Q)	1 Day EuroSTR +2bps(Q)/ 3.919%	BNP	09/16/24	EUR (235)	(3,680)	—	(3,680)
BNP EMU Anti-Value 5 Index(Q)	1 Day EuroSTR +2bps(Q)/ 3.919%	BNP	09/16/24	EUR (185)	(4,083)	—	(4,083)
BNP EMU Anti-Value 5 Index(Q)	1 Day EuroSTR +2bps(Q)/ 3.919%	BNP	09/16/24	EUR (185)	(3,111)	—	(3,111)
BNP EMU Anti-Value 5 Index(Q)	1 Day EuroSTR +2bps(Q)/ 3.919%	BNP	09/16/24	EUR (184)	(3,464)	—	(3,464)
BNP EMU Anti-Value 5 Index(Q)	1 Day EuroSTR +2bps(Q)/ 3.919%	BNP	09/16/24	EUR (184)	(4,111)	—	(4,111)
BNP EMU Anti-Value 5 Index(Q)	1 Day EuroSTR +2bps(Q)/ 3.919%	BNP	09/16/24	EUR (181)	(1,662)	—	(1,662)
BNP EMU Domestics Index(Q)	1 Day EuroSTR +21bps(Q)/ 4.109%	BNP	01/13/25	EUR 677	44,326	—	44,326
BNP EMU Domestics Index(Q)	1 Day EuroSTR +21bps(Q)/ 4.109%	BNP	01/13/25	EUR 2,537	326,502	—	326,502
BNP EMU Value + Quality Index(Q)	1 Day EuroSTR +35bps(Q)/ 4.249%	BNP	09/16/24	EUR 234	5,812	—	5,812
BNP EMU Value + Quality Index(Q)	1 Day EuroSTR +35bps(Q)/ 4.249%	BNP	09/16/24	EUR 243	9,894	—	9,894
BNP EMU Value + Quality Index(Q)	1 Day EuroSTR +35bps(Q)/ 4.249%	BNP	09/16/24	EUR 243	8,794	—	8,794
BNP EMU Value + Quality Index(Q)	1 Day EuroSTR +35bps(Q)/ 4.249%	BNP	09/16/24	EUR 245	9,776	—	9,776
BNP EMU Value + Quality Index(Q)	1 Day EuroSTR +35bps(Q)/ 4.249%	BNP	09/16/24	EUR 248	9,410	—	9,410
A38

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Total return swap agreements outstanding at March 31, 2024 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
BNP EMU Value 5 Index(Q)	1 Day EuroSTR +35bps(Q)/ 4.249%	BNP	09/16/24	EUR 179	$4,216	$—	$4,216
BNP EMU Value 5 Index(Q)	1 Day EuroSTR +35bps(Q)/ 4.249%	BNP	09/16/24	EUR 184	6,710	—	6,710
BNP EMU Value 5 Index(Q)	1 Day EuroSTR +35bps(Q)/ 4.249%	BNP	09/16/24	EUR 185	8,406	—	8,406
BNP EMU Value 5 Index(Q)	1 Day EuroSTR +35bps(Q)/ 4.249%	BNP	09/16/24	EUR 185	7,729	—	7,729
BNP EMU Value 5 Index(Q)	1 Day EuroSTR +35bps(Q)/ 4.249%	BNP	09/16/24	EUR 185	7,353	—	7,353
BNP US Domestics Index(Q)	1 Day SOFR +38bps(Q)/ 5.720%	BNP	01/13/25	(2,736)	(243,084)	—	(243,084)
BNP US Domestics Index(Q)	1 Day SOFR +38bps(Q)/ 5.720%	BNP	01/13/25	(736)	(22,808)	—	(22,808)
iShares U.S. Real Estate ETF Index(Q)	1 Day USOIS +2bps(Q)/ 5.350%	MSCS	05/31/24	44,114	437,489	—	437,489
JPMorgan Japan Growth Index(Q)	1 Day SOFR +19bps(Q)/ 5.530%	JPM	03/14/25	(1,067)	(7,124)	—	(7,124)
JPMorgan Japan Value Index(Q)	1 Day SOFR(Q)/ 5.340%	JPM	03/18/25	1,075	41,390	—	41,390
JPMorgan Korea Value Index(Q)	1 Day SOFR +16bps(Q)/ 5.500%	JPM	03/14/25	541	(22,281)	—	(22,281)
JPMorgan Korean Growth Index(Q)	1 Day SOFR +30bps(Q)/ 5.640%	JPM	10/19/24	(485)	(71,226)	—	(71,226)
JPMorgan US High Earnings Revisions Index(Q)	1 Day SOFR +40bps(Q)/ 5.740%	JPM	03/13/25	(1,172)	(44,405)	—	(44,405)
JPMorgan US High Earnings Revisions Index(Q)	1 Day SOFR +40bps(Q)/ 5.740%	JPM	03/13/25	(789)	(19,744)	—	(19,744)
JPMorgan US Value Quality Index(Q)	1 Day SOFR +40bps(Q)/ 5.740%	JPM	03/13/25	788	16,394	—	16,394
JPMorgan US Value Quality Index(Q)	1 Day SOFR +40bps(Q)/ 5.740%	JPM	03/13/25	1,169	45,584	—	45,584
MSCI Daily EAFE Net Total Return Index(Q)	1 Day USOIS +3.5bps(Q)/ 5.365%	MSCS	05/31/24	9,343	268,438	—	268,438
MSCI Daily EAFE Net Total Return Index(Q)	1 Day USOIS(Q)/ 5.330%	MSCS	11/29/24	33,913	972,540	—	972,540
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 4.930%	GSI	09/20/24	(3,721)	(13,826)	—	(13,826)
					$1,737,132	$—	$1,737,132
A39

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A40